UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                   811-21993

RevenueShares ETF Trust

(Exact name of registrant as specified in charter)

One Commerce Square, 2005 Market Street, Suite 2020, Philadelphia, PA	19103

(Address of principal executive offices)	(Zip code)

Vincent T. Lowry
One Commerce Square
2005 Market Street, Suite 2020
Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-738-8870

Date of fiscal year end: June 30

Date of reporting period: July 1, 2012 – September 30, 2012

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

RevenueShares Large Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.9%
Automobiles & Components - 2.0%
BorgWarner, Inc. *(a)	1,634	$112,926
Ford Motor Co.	206,720	2,038,259
Goodyear Tire & Rubber Co. *	27,941	340,601
Harley-Davidson, Inc.	2,105	89,189
Johnson Controls, Inc.	23,706	649,544
Total Automobiles & Components		3,230,519
Banks - 1.8%
BB&T Corp.	4,919	163,114
Comerica, Inc.	1,335	41,452
Fifth Third Bancorp	6,912	107,205
First Horizon National Corp.	2,462	23,709
Hudson City Bancorp, Inc.	3,666	29,182
Huntington Bancshares, Inc.	6,712	46,313
KeyCorp	8,157	71,292
M&T Bank Corp.	727	69,181
People's United Financial, Inc.	1,707	20,723
PNC Financial Services Group, Inc.	3,853	243,124
Regions Financial Corp.	13,601	98,063
SunTrust Banks, Inc.	5,255	148,559
U.S. Bancorp	10,051	344,749
Wells Fargo & Co.	39,787	1,373,845
Zions Bancorporation (a)	1,935	39,968
Total Banks		2,820,479
Capital Goods - 8.5%
3M Co.	4,955	457,941
Boeing Co.	16,996	1,183,262
Caterpillar, Inc.	11,851	1,019,660
Cooper Industries PLC, Class A	1,173	88,045
Cummins, Inc.	3,096	285,482
Danaher Corp.	5,069	279,555
Deere & Co.	6,303	519,934
Dover Corp.	2,194	130,521
Eaton Corp.	5,323	251,565
Emerson Electric Co.	7,729	373,079
Fastenal Co. (a)	1,081	46,472
Flowserve Corp.	564	72,045
Fluor Corp.	7,053	396,943
General Dynamics Corp.	7,593	502,049
General Electric Co.	97,943	2,224,286
Honeywell International, Inc.	9,677	578,201
Illinois Tool Works, Inc.	4,751	282,542
Ingersoll-Rand PLC	4,952	221,949
Jacobs Engineering Group, Inc. *	4,104	165,925
Joy Global, Inc.	1,392	78,036
L-3 Communications Holdings, Inc.	3,195	229,113
Lockheed Martin Corp.	7,997	746,760
Masco Corp.	7,719	116,171
Northrop Grumman Corp.	5,983	397,451
PACCAR, Inc.	7,078	283,297
Pall Corp.	700	44,443
Parker Hannifin Corp.	2,405	201,010
Pentair, Ltd. *	1,288	57,329
Precision Castparts Corp.	638	104,211
Quanta Services, Inc. *	3,616	89,315
Raytheon Co.	6,606	377,599
Rockwell Automation, Inc.	1,387	96,466
Rockwell Collins, Inc. (a)	1,357	72,789
Roper Industries, Inc.	407	44,725
Snap-On, Inc.	673	48,368
Textron, Inc.	7,022	183,766
Tyco International Ltd.	4,872	274,099
United Technologies Corp.	11,109	869,724

Investments	Shares	Value
W.W. Grainger, Inc.	646	$134,607
Xylem, Inc./NY	2,335	58,725
Total Capital Goods		13,587,460
Commercial & Professional Services - 0.7%
Adt Corp. (The) *	3,203	115,308
Avery Dennison Corp.	3,025	96,255
Cintas Corp.	1,499	62,134
Dun & Bradstreet Corp.	339	26,991
Equifax, Inc.	687	32,000
Iron Mountain, Inc.	1,377	46,969
Pitney Bowes, Inc.	5,695	78,705
R.R. Donnelley & Sons Co. (a)	15,238	161,523
Republic Services, Inc.	4,674	128,582
Robert Half International, Inc.	2,328	61,995
Stericycle, Inc. *	302	27,337
Waste Management, Inc.	6,633	212,787
Total Commercial & Professional Services		1,050,586
Consumer Durables & Apparel - 1.1%
Coach, Inc.	1,294	72,490
D.R. Horton, Inc.	2,974	61,383
Fossil, Inc. *	480	40,656
Harman International Industries, Inc.	1,364	62,962
Hasbro, Inc. (a)	1,739	66,378
Leggett & Platt, Inc. (a)	2,321	58,141
Lennar Corp., Class A (a)	1,494	51,946
Mattel, Inc.	2,739	97,180
Newell Rubbermaid, Inc.	4,765	90,964
NIKE, Inc., Class B	3,660	347,371
Pulte Group, Inc. *	4,288	66,464
Ralph Lauren Corp., Class A	652	98,602
Stanley Black & Decker, Inc.	2,226	169,732
VF Corp.	1,006	160,316
Whirlpool Corp.	3,425	283,967
Total Consumer Durables & Apparel		1,728,552
Consumer Services - 1.1%
Apollo Group, Inc., Class A *(a)	2,403	69,807
Carnival Corp.	6,738	245,533
Chipotle Mexican Grill, Inc., Class A *	125	39,692
Darden Restaurants, Inc.	2,143	119,472
H&R Block, Inc.	2,488	43,117
International Game Technology	2,438	31,913
Marriott International, Inc., Class A	4,680	182,988
McDonald's Corp.	4,572	419,481
Starbucks Corp.	3,849	195,337
Starwood Hotels & Resorts Worldwide, Inc.	1,678	97,257
Wyndham Worldwide Corp.	1,295	67,961
Wynn Resorts Ltd.	706	81,501
Yum! Brands, Inc.	3,046	202,072
Total Consumer Services		1,796,131
Diversified Financials - 5.4%
American Express Co.	9,119	518,506
Ameriprise Financial, Inc.	2,777	157,428
Bank of America Corp.	202,610	1,789,046
Bank of New York Mellon Corp.	10,287	232,692
BlackRock, Inc.	786	140,144
Capital One Financial Corp.	5,411	308,481
Charles Schwab Corp.	5,951	76,113
Citigroup, Inc.	46,598	1,524,687
CME Group, Inc., Class A	862	49,393
Discover Financial Services	3,418	135,797
E*Trade Financial Corp. *	3,969	34,967
Federated Investors, Inc., Class B (a)	678	14,028
Franklin Resources, Inc.	909	113,689

The accompanying notes are an integral part of these financial documents. 1

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
Goldman Sachs Group, Inc.	4,588	$521,564
IntercontinentalExchange, Inc. *	154	20,545
Invesco Ltd.	2,672	66,773
JPMorgan Chase & Co.	40,396	1,635,230
Legg Mason, Inc.	1,800	44,424
Leucadia National Corp. (a)	3,453	78,556
Moody's Corp.	825	36,440
Morgan Stanley	32,812	549,273
NASDAQ OMX Group, Inc.	2,250	52,414
Northern Trust Corp.	1,372	63,681
NYSE Euronext	2,643	65,150
SLM Corp.	5,952	93,565
State Street Corp.	3,761	157,812
T. Rowe Price Group, Inc.	707	44,753
Total Diversified Financials		8,525,151
Energy - 16.6%
Alpha Natural Resources, Inc. *(a)	18,691	122,800
Anadarko Petroleum Corp.	3,093	216,263
Apache Corp.	3,035	262,436
Baker Hughes, Inc. (a)	7,215	326,334
Cabot Oil & Gas Corp.	355	15,939
Cameron International Corp. *	2,090	117,186
Chesapeake Energy Corp.	9,531	179,850
Chevron Corp.	30,564	3,562,540
ConocoPhillips	49,394	2,824,349
Consol Energy, Inc. (a)	2,856	85,823
Denbury Resources, Inc. *(a)	2,317	37,443
Devon Energy Corp.	2,608	157,784
Diamond Offshore Drilling, Inc. (a)	722	47,515
Ensco PLC, Class A	1,143	62,362
EOG Resources, Inc.	1,453	162,809
EQT Corp.	434	25,606
Exxon Mobil Corp.	73,606	6,731,269
FMC Technologies, Inc. *	1,880	87,044
Halliburton Co.	12,600	424,494
Helmerich & Payne, Inc.	933	44,420
Hess Corp.	10,811	580,767
Kinder Morgan, Inc./Delaware	3,582	127,233
Marathon Oil Corp.	7,660	226,506
Marathon Petroleum Corp.	21,409	1,168,717
Murphy Oil Corp.	8,097	434,728
Nabors Industries Ltd. *	7,691	107,905
National Oilwell Varco, Inc.	3,308	265,004
Newfield Exploration Co. *	1,366	42,783
Noble Corp.	1,390	49,734
Noble Energy, Inc.	652	60,447
Occidental Petroleum Corp.	4,332	372,812
Peabody Energy Corp.	5,716	127,410
Phillips 66	61,815	2,866,362
Pioneer Natural Resources Co.	443	46,249
QEP Resources, Inc.	1,412	44,704
Range Resources Corp.	274	19,144
Rowan Cos. PLC, Class A *	561	18,945
Schlumberger Ltd.	8,962	648,221
Southwestern Energy Co. *	1,234	42,918
Spectra Energy Corp.	2,783	81,709
Sunoco, Inc. (a)	15,682	734,388
Tesoro Corp.	11,783	493,708
Valero Energy Corp.	68,066	2,156,331
Williams Cos., Inc.	3,835	134,110
Wpx Energy, Inc. *(a)	3,341	55,427
Total Energy		26,400,528
Food & Staples Retailing - 8.8%
Costco Wholesale Corp.	14,468	1,448,609
CVS Caremark Corp.	37,542	1,817,784

Investments	Shares	Value
Kroger Co.	57,297	$1,348,771
Safeway, Inc. (a)	42,475	683,423
Sysco Corp.	20,390	637,595
Walgreen Co.	31,067	1,132,081
Wal-Mart Stores, Inc.	90,710	6,694,398
Whole Foods Market, Inc.	1,716	167,138
Total Food & Staples Retailing		13,929,799
Food, Beverage & Tobacco - 4.6%
Altria Group, Inc.	7,914	264,248
Archer-Daniels-Midland Co.	49,718	1,351,335
Beam, Inc.	944	54,318
Brown-Forman Corp., Class B	663	43,261
Campbell Soup Co.	3,446	119,990
Coca-Cola Co.	19,259	730,494
Coca-Cola Enterprises, Inc.	4,043	126,425
ConAgra Foods, Inc.	7,238	199,696
Constellation Brands, Inc., Class A *	1,420	45,937
Dean Foods Co. *	12,255	200,369
Dr Pepper Snapple Group, Inc.	2,086	92,890
General Mills, Inc.	6,125	244,081
H.J. Heinz Co.	3,143	175,851
Hershey Co.	1,398	99,104
Hormel Foods Corp. (a)	4,263	124,650
J.M. Smucker Co.	948	81,841
Kellogg Co.	3,989	206,072
Kraft Foods, Inc., Class A *	20,457	845,897
Lorillard, Inc.	593	69,055
McCormick & Co., Inc.	983	60,985
Molson Coors Brewing Co., Class B	1,232	55,502
Monster Beverage Corp. *	568	30,763
PepsiCo, Inc.	14,650	1,036,780
Philip Morris International, Inc.	5,408	486,395
Reynolds American, Inc.	3,007	130,323
Tyson Foods, Inc., Class A	31,628	506,681
Total Food, Beverage & Tobacco		7,382,943
Health Care Equipment & Services - 7.5%
Aetna, Inc.	13,630	539,748
AmerisourceBergen Corp., Class A	32,251	1,248,436
Baxter International, Inc.	3,633	218,925
Becton Dickinson & Co.	1,562	122,711
Boston Scientific Corp. *	20,315	116,608
C.R. Bard, Inc.	443	46,360
Cardinal Health, Inc.	41,829	1,630,076
CareFusion Corp. *	1,952	55,417
Cerner Corp. *	515	39,866
CIGNA Corp.	8,355	394,105
Coventry Health Care, Inc.	4,975	207,408
Covidien PLC	3,073	182,598
DaVita, Inc. *	1,139	118,012
DENTSPLY International, Inc.	1,172	44,700
Edwards Lifesciences Corp. *	258	27,702
Express Scripts Holding Co. *	15,349	961,922
Hospira, Inc. *	1,876	61,570
Humana, Inc.	8,439	591,996
Intuitive Surgical, Inc. *	61	30,233
Laboratory Corp. of America Holdings *	959	88,679
McKesson Corp.	20,909	1,798,801
Medtronic, Inc.	5,766	248,630
Patterson Cos., Inc.	1,522	52,113
Quest Diagnostics, Inc.	1,861	118,043
St. Jude Medical, Inc.	2,034	85,692
Stryker Corp.	2,375	132,193
Tenet Healthcare Corp. *	23,930	150,041
UnitedHealth Group, Inc.	29,220	1,619,080

The accompanying notes are an integral part of these financial documents. 2

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
Varian Medical Systems, Inc. *	692	$41,742
WellPoint, Inc.	16,474	955,657
Zimmer Holdings, Inc.	1,023	69,175
Total Health Care Equipment & Services		11,998,239
Household & Personal Products - 1.5%
Avon Products, Inc.	10,554	168,336
Clorox Co.	1,159	83,506
Colgate-Palmolive Co.	2,470	264,834
Estee Lauder Cos., Inc., Class A	2,382	146,660
Kimberly-Clark Corp. (a)	3,821	327,765
Mead Johnson Nutrition Co., Class A	795	58,258
Procter & Gamble Co.	19,012	1,318,672
Total Household & Personal Products		2,368,031
Insurance - 5.7%
ACE Ltd.	3,468	262,181
Aflac, Inc.	7,865	376,576
Allstate Corp.	12,930	512,157
American International Group, Inc. *	30,737	1,007,866
AON PLC	3,378	176,636
Assurant, Inc.	3,481	129,841
Berkshire Hathaway, Inc., Class B *	26,129	2,304,578
Chubb Corp.	2,768	211,143
Cincinnati Financial Corp.	1,598	60,548
Genworth Financial, Inc., Class A *	29,925	156,508
Hartford Financial Services Group, Inc.	18,038	350,659
Lincoln National Corp.	6,883	166,500
Loews Corp.	5,300	218,678
Marsh & McLennan Cos., Inc.	5,432	184,308
MetLife, Inc.	32,227	1,110,543
Principal Financial Group, Inc.	4,801	129,339
Progressive Corp.	11,781	244,338
Prudential Financial, Inc.	14,857	809,855
Torchmark Corp.	1,061	54,482
Travelers Cos., Inc.	5,790	395,225
Unum Group	8,301	159,545
XL Group PLC, Class A	4,445	106,813
Total Insurance		9,128,319
Materials - 4.1%
Air Products & Chemicals, Inc.	1,856	153,491
Airgas, Inc.	847	69,708
Alcoa, Inc.	42,148	373,010
Allegheny Technologies, Inc.	2,567	81,887
Ball Corp.	3,167	133,996
Bemis Co., Inc.	2,581	81,224
CF Industries Holdings, Inc.	450	100,008
Cliffs Natural Resources, Inc. (a)	2,606	101,973
Dow Chemical Co.	31,173	902,770
E.I. du Pont de Nemours & Co.	12,188	612,691
Eastman Chemical Co.	1,983	113,051
Ecolab, Inc.	2,232	144,656
FMC Corp.	1,003	55,546
Freeport-McMoRan Copper & Gold, Inc.	7,127	282,087
International Flavors & Fragrances, Inc.	719	42,838
International Paper Co.	11,360	412,595
LyondellBasell Industries NV, Class A	14,345	741,063
MeadWestvaco Corp.	3,021	92,443
Monsanto Co.	2,220	202,064
Mosaic Co. (The)	3,020	173,982
Newmont Mining Corp.	2,853	159,796
Nucor Corp.	8,203	313,847
Owens-Illinois, Inc. *	5,905	110,778
PPG Industries, Inc.	2,038	234,044
Praxair, Inc.	1,682	174,726
Sealed Air Corp.	7,170	110,848

Investments	Shares	Value
Sigma-Aldrich Corp.	549	$39,511
Titanium Metals Corp.	1,362	17,474
United States Steel Corp. (a)	16,127	307,542
Vulcan Materials Co.	833	39,401
Weyerhaeuser Co.	3,769	98,522
Total Materials		6,477,572
Media - 2.9%
Cablevision Systems Corp., Class A (a)	6,479	102,692
CBS Corp., Class B	6,306	229,097
Comcast Corp., Class A	25,843	924,404
DIRECTV *	8,539	447,956
Discovery Communications, Inc., Class A *	1,154	68,813
Gannett Co., Inc.	4,416	78,384
Interpublic Group of Cos., Inc.	9,748	108,398
McGraw-Hill Cos., Inc.	1,777	97,006
News Corp., Class A	21,500	527,395
Omnicom Group, Inc.	4,179	215,469
Scripps Networks Interactive, Inc., Class A	548	33,554
Time Warner Cable, Inc.	3,346	318,071
Time Warner, Inc.	9,924	449,855
Viacom, Inc., Class B	4,333	232,206
Walt Disney Co.	12,271	641,528
Washington Post Co., Class B (a)	178	64,619
Total Media		4,539,447
Pharmaceuticals, Biotechnology & Life Sciences - 3.3%
Abbott Laboratories	8,847	606,550
Alexion Pharmaceuticals, Inc. *	127	14,529
Allergan, Inc.	954	87,367
Amgen, Inc.	3,033	255,743
Biogen IDEC, Inc. *	551	82,226
Bristol-Myers Squibb Co.	9,388	316,845
Celgene Corp. *	1,040	79,456
Eli Lilly & Co.	7,643	362,355
Forest Laboratories, Inc. *	1,976	70,365
Gilead Sciences, Inc. *	2,109	139,890
Johnson & Johnson	14,603	1,006,293
Life Technologies Corp. *	1,204	58,851
Merck & Co., Inc.	16,630	750,013
Mylan, Inc. *	4,044	98,674
PerkinElmer, Inc.	1,080	31,828
Perrigo Co. (a)	397	46,119
Pfizer, Inc.	40,117	996,907
Thermo Fisher Scientific, Inc.	3,224	189,668
Waters Corp. *	342	28,499
Watson Pharmaceuticals, Inc. *	1,030	87,715
Total Pharmaceuticals, Biotechnology & Life Sciences		5,309,893
Real Estate Investment Trusts - 0.4%
American Tower Corp.	607	43,334
Apartment Investment & Management Co., Class A	673	17,491
AvalonBay Communities, Inc.	117	15,911
Boston Properties, Inc.	258	28,537
Cbre Group, Inc., Class A *	5,231	96,303
Equity Residential	553	31,814
HCP, Inc.	646	28,734
Health Care REIT, Inc.	443	25,583
Host Hotels & Resorts, Inc.	4,953	79,496
Kimco Realty Corp.	706	14,311
Plum Creek Timber Co., Inc. (a)	434	19,027
ProLogis, Inc.	919	32,193
Public Storage	195	27,138
Simon Property Group, Inc.	463	70,288
Ventas, Inc.	593	36,914

The accompanying notes are an integral part of these financial documents. 3

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
Vornado Realty Trust	549	$44,496
Total Real Estate Investment Trusts		611,570
Retailing - 5.5%
Abercrombie & Fitch Co., Class A	1,717	58,241
Amazon.com, Inc. *	3,291	836,967
AutoNation, Inc. *(a)	5,264	229,879
AutoZone, Inc. *	349	129,015
Bed Bath & Beyond, Inc. *	2,276	143,388
Best Buy Co., Inc. (a)	44,422	763,614
Big Lots, Inc. *(a)	2,604	77,026
CarMax, Inc. *	5,289	149,679
Dollar Tree, Inc. *	2,006	96,840
Expedia, Inc. (a)	1,014	58,650
Family Dollar Stores, Inc. (a)	2,122	140,688
Gamestop Corp., Class A (a)	7,175	150,675
Gap, Inc.	6,455	230,960
Genuine Parts Co.	3,273	199,751
Home Depot, Inc.	17,842	1,077,121
JC Penney Co., Inc. (a)	11,299	274,453
Kohl's Corp.	5,699	291,903
Lowe's Cos., Inc. (a)	25,068	758,056
Ltd. Brands, Inc.	3,153	155,317
Macy's, Inc.	10,644	400,427
Netflix, Inc. *(a)	977	53,188
Nordstrom, Inc.	2,900	160,022
O'Reilly Automotive, Inc. *	1,119	93,571
priceline.com, Inc. *	119	73,629
Ross Stores, Inc.	1,968	127,133
Sherwin-Williams Co. (a)	967	143,996
Staples, Inc.	33,225	382,752
Target Corp.	16,726	1,061,599
Tiffany & Co.	851	52,660
TJX Cos., Inc.	7,763	347,705
Tripadvisor, Inc. *	334	10,998
Urban Outfitters, Inc. *	980	36,809
Total Retailing		8,766,712
Semiconductors & Semiconductor Equipment - 1.2%
Advanced Micro Devices, Inc. *(a)	28,867	97,282
Altera Corp.	829	28,174
Analog Devices, Inc.	1,089	42,678
Applied Materials, Inc.	13,320	148,718
Broadcom Corp., Class A	3,357	116,085
First Solar, Inc. *(a)	2,072	45,884
Intel Corp.	36,758	833,671
KLA-Tencor Corp.	1,033	49,279
Lam Research Corp. *	1,356	43,100
Linear Technology Corp.	644	20,511
LSI Corp. *	5,158	35,642
Microchip Technology, Inc. (a)	679	22,230
Micron Technology, Inc. *(a)	21,825	130,623
NVIDIA Corp. *	4,335	57,829
Teradyne, Inc. *	1,660	23,605
Texas Instruments, Inc.	7,452	205,303
Xilinx, Inc.	1,089	36,384
Total Semiconductors & Semiconductor Equipment		1,936,998
Software & Services - 4.1%
Accenture PLC, Class A	6,937	485,798
Adobe Systems, Inc. *	2,043	66,316
Akamai Technologies, Inc. *	498	19,053
Autodesk, Inc. *	959	32,002
Automatic Data Processing, Inc.	2,761	161,960
BMC Software, Inc. *	804	33,358
CA, Inc.	2,773	71,446
Citrix Systems, Inc. *	484	37,060

Investments	Shares	Value
Cognizant Technology Solutions Corp., Class A *	1,533	$107,187
Computer Sciences Corp.	7,831	252,237
eBay, Inc. *	4,129	199,885
Electronic Arts, Inc. *	4,748	60,252
Fidelity National Information Services, Inc.	2,873	89,695
Fiserv, Inc. *	931	68,922
Google, Inc., Class A *	887	669,241
International Business Machines Corp.	8,004	1,660,430
Intuit, Inc.	1,059	62,354
Mastercard, Inc., Class A	244	110,161
Microsoft Corp.	37,069	1,103,915
Oracle Corp.	18,264	575,133
Paychex, Inc. (a)	1,010	33,623
Red Hat, Inc. *	284	16,171
SAIC, Inc.	13,881	167,127
Salesforce.com, Inc. *(a)	198	30,233
Symantec Corp. *	5,612	101,016
Total System Services, Inc.	1,200	28,440
VeriSign, Inc. *(a)	263	12,805
Visa, Inc., Class A	1,145	153,751
Western Union Co.	4,768	86,873
Yahoo!, Inc. *	4,779	76,345
Total Software & Services		6,572,789
Technology Hardware & Equipment - 5.3%
Agilent Technologies, Inc.	2,732	105,045
Amphenol Corp., Class A	1,051	61,883
Apple, Inc.	3,246	2,165,926
Cisco Systems, Inc.	37,037	707,036
Corning, Inc.	9,125	119,994
Dell, Inc.	95,598	942,596
EMC Corp. *	11,838	322,822
F5 Networks, Inc. *	180	18,846
FLIR Systems, Inc.	1,107	22,112
Harris Corp.	1,773	90,813
Hewlett-Packard Co.	111,875	1,908,588
Jabil Circuit, Inc.	14,026	262,567
JDS Uniphase Corp. *	2,127	26,343
Juniper Networks, Inc. *	3,795	64,933
Molex, Inc.	2,118	55,661
Motorola Solutions, Inc.	2,613	132,087
NetApp, Inc. *	2,641	86,836
QUALCOMM, Inc.	4,249	265,520
SanDisk Corp. *	1,883	81,779
Seagate Technology PLC	5,601	173,631
TE Connectivity Ltd.	6,354	216,100
Teradata Corp. *	524	39,515
Western Digital Corp.	3,670	142,139
Xerox Corp.	47,607	349,435
Total Technology Hardware & Equipment		8,362,207
Telecommunication Services - 3.0%
AT&T, Inc.	52,085	1,963,605
CenturyLink, Inc.	7,042	284,497
Crown Castle International Corp. *	517	33,140
Frontier Communications Corp. (a)	16,229	79,522
MetroPCS Communications, Inc. *	6,548	76,677
Sprint Nextel Corp. *	96,106	530,505
Verizon Communications, Inc.	38,425	1,751,027
Windstream Corp.	8,066	81,547
Total Telecommunication Services		4,800,520
Transportation - 1.7%
CH Robinson Worldwide, Inc.	2,829	165,638
CSX Corp.	8,775	182,081

The accompanying notes are an integral part of these financial documents 4

Schedule of Investments - continued

RevenueShares Large Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
Expeditors International of Washington, Inc.	2,559	$93,045
FedEx Corp.	7,485	633,381
Norfolk Southern Corp.	2,737	174,155
Ryder System, Inc.	2,452	95,775
Southwest Airlines Co.	29,854	261,820
Union Pacific Corp.	2,695	319,897
United Parcel Service, Inc., Class B	11,620	831,643
Total Transportation		2,757,435
Utilities - 3.1%
AES Corp. *	25,077	275,095
AGL Resources, Inc.	1,211	49,542
Ameren Corp.	3,428	111,993
American Electric Power Co., Inc.	5,284	232,179
CenterPoint Energy, Inc.	5,548	118,172
CMS Energy Corp.	4,098	96,508
Consolidated Edison, Inc.	3,243	194,223
Dominion Resources, Inc.	3,992	211,336
DTE Energy Co.	2,272	136,184
Duke Energy Corp.	3,515	227,772
Edison International	4,426	202,224
Entergy Corp.	2,425	168,052
Exelon Corp.	8,690	309,190
FirstEnergy Corp.	5,836	257,368
Integrys Energy Group, Inc.	1,253	65,407
NextEra Energy, Inc.	3,393	238,630
NiSource, Inc.	3,192	81,332
Northeast Utilities	2,021	77,263
NRG Energy, Inc. (a)	6,364	136,126
Oneok, Inc.	4,389	212,033
Pepco Holdings, Inc.	4,403	83,217
PG&E Corp.	5,460	232,978
Pinnacle West Capital Corp.	971	51,269
PPL Corp.	7,583	220,286
Public Service Enterprise Group, Inc.	5,014	161,350
SCANA Corp.	1,327	64,054
Sempra Energy	2,343	151,100
Southern Co.	5,736	264,372
TECO Energy, Inc.	2,797	49,619
Wisconsin Energy Corp.	1,794	67,580
Xcel Energy, Inc.	5,817	161,189
Total Utilities		4,907,643
Total Common Stocks
(Cost $134,027,612)		158,989,523
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–3.6%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.14%(b) (Cost $5,711,672)	5,711,672	5,711,672
Total Investments–103.5% (Cost $139,739,284)		164,701,195
Liabilities in Excess of Other Assets–(3.5)%		(5,599,602)
Net Assets–100.0%		$ 159,101,593

REIT – Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $5,536,627; cash collateral of $5,711,672 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2012.

The accompanying notes are an integral part of these financial documents 5

Schedule of Investments

RevenueShares Mid Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.8%
Automobiles & Components - 0.3%
Gentex Corp.	4,064	$69,129
Thor Industries, Inc. (a)	8,804	319,761
Total Automobiles & Components		388,890
Banks - 2.0%
Associated Banc-Corp.	7,526	99,117
Astoria Financial Corp.	7,796	77,025
BancorpSouth, Inc.	5,355	78,933
Bank of Hawaii Corp. (a)	1,344	61,313
Cathay General Bancorp	2,778	47,948
City National Corp.	2,290	117,958
Commerce Bancshares, Inc.	2,806	113,166
Cullen/Frost Bankers, Inc.	1,547	88,844
East West Bancorp, Inc.	4,387	92,653
First Niagara Financial Group, Inc.	14,067	113,802
FirstMerit Corp. (a)	4,612	67,935
Fulton Financial Corp.	8,422	83,041
Hancock Holding Co. (a)	2,151	66,573
International Bancshares Corp.	2,741	52,216
New York Community Bancorp, Inc. (a)	16,222	229,704
Prosperity Bancshares, Inc.	973	41,469
Signature Bank *(a)	954	63,994
SVB Financial Group *	1,501	90,751
Synovus Financial Corp.	77,760	184,291
TCF Financial Corp. (a)	11,867	141,692
Trustmark Corp. (a)	2,214	53,889
Valley National Bancorp (a)	7,026	70,401
Washington Federal, Inc.	3,606	60,148
Webster Financial Corp.	3,718	88,117
Westamerica Bancorporation (a)	565	26,583
Total Banks		2,211,563
Capital Goods - 16.1%
Acuity Brands, Inc.	3,052	193,161
Aecom Technology Corp. *	45,549	963,817
AGCO Corp. *	18,812	893,194
Alliant Techsystems, Inc.	9,505	476,296
AMETEK, Inc.	8,003	283,706
BE Aerospace, Inc. *	5,255	221,235
Carlisle Cos., Inc.	5,552	288,260
CLARCOR, Inc.	2,068	92,295
Crane Co.	6,294	251,319
Donaldson Co., Inc.	5,869	203,713
Esterline Technologies Corp. *	2,491	139,845
Exelis, Inc.	55,803	577,003
Fortune Brands Home & Security, Inc. *	13,675	369,362
Gardner Denver, Inc.	4,257	257,165
GATX Corp.	3,082	130,800
General Cable Corp. *	21,143	621,181
Graco, Inc.	1,778	89,398
Granite Construction, Inc.	7,434	213,504
Harsco Corp.	15,052	309,018
Hubbell, Inc., Class B	3,469	280,087
Huntington Ingalls Industries, Inc. *	15,671	658,966
IDEX Corp.	4,233	176,812
ITT Corp.	58,573	1,180,246
KBR, Inc.	35,366	1,054,614
Kennametal, Inc.	6,611	245,136
Lennox International, Inc.	7,305	353,270
Lincoln Electric Holdings, Inc.	5,532	216,025
MSC Industrial Direct Co., Inc., Class A	2,720	183,491

Investments	Shares	Value
Nordson Corp. (a)	2,148	$125,916
Oshkosh Corp. *	34,256	939,642
Pentair, Inc. *(a)	8,014	356,703
Regal-Beloit Corp.	3,970	279,806
Shaw Group, Inc. *	21,886	954,667
SPX Corp.	7,730	505,619
Terex Corp. *	29,487	665,816
Timken Co.	10,470	389,065
Trinity Industries, Inc.	10,680	320,080
Triumph Group, Inc.	3,842	240,240
United Rentals, Inc. *(a)	6,636	217,064
URS Corp.	26,104	921,732
Valmont Industries, Inc.	2,037	267,866
Wabtec Corp.	2,287	183,623
Watsco, Inc. (a)	3,884	294,368
Woodward, Inc.	4,025	136,770
Total Capital Goods		17,721,896
Commercial & Professional Services - 4.0%
Brink's Co.	16,028	411,759
Clean Harbors, Inc. *	2,963	144,742
Copart, Inc. *	3,367	93,367
Corporate Executive Board Co.	1,126	60,387
Corrections Corp. of America	6,130	205,048
Deluxe Corp. (a)	5,430	165,941
FTI Consulting, Inc. *	5,036	134,360
Herman Miller, Inc.	8,288	161,119
HNI Corp.	6,884	175,611
Korn/Ferry International *	5,099	78,168
Manpower, Inc.	55,327	2,036,034
Mine Safety Appliances Co.	2,791	104,021
Monster Worldwide, Inc. *(a)	10,975	80,447
Rollins, Inc.	4,939	115,523
Towers Watson & Co., Class A	5,026	266,629
Waste Connections, Inc.	4,787	144,807
Total Commercial & Professional Services		4,377,963
Consumer Durables & Apparel - 3.6%
Carter's, Inc. *	3,545	190,863
Deckers Outdoor Corp. *(a)	2,439	89,365
Hanesbrands, Inc. *(a)	15,256	486,361
Jarden Corp. *	5,589	295,323
KB Home (a)	14,358	206,037
MDC Holdings, Inc.	2,813	108,329
Mohawk Industries, Inc. *	7,759	620,875
NVR, Inc. *	329	277,840
Polaris Industries, Inc.	3,309	267,599
PVH Corp.	4,625	433,455
Tempur-Pedic International, Inc. *(a)	5,462	163,259
Toll Brothers, Inc. *(a)	5,283	175,554
Tupperware Brands Corp.	4,479	240,030
Under Armour, Inc., Class A *(a)	2,500	139,575
Warnaco Group, Inc. *	5,380	279,222
Total Consumer Durables & Apparel		3,973,687
Consumer Services - 2.0%
Bally Technologies, Inc. *(a)	1,500	74,085
Bob Evans Farms, Inc.	4,102	160,511
Brinker International, Inc.	8,388	296,096
Cheesecake Factory, Inc. *(a)	5,172	184,899
International Speedway Corp., Class A	2,315	65,677
ITT Educational Services, Inc. *(a)	2,590	83,476
Life Time Fitness, Inc. *(a)	2,098	95,963
Matthews International Corp., Class A	2,574	76,757
Panera Bread Co., Class A *	1,103	188,492
Regis Corp. (a)	12,264	225,412
Scientific Games Corp., Class A *	9,104	75,290
Service Corp. International	17,830	239,992

The accompanying notes are an integral part of these financial documents 6

Schedule of Investments - continued

RevenueShares Mid Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
Sotheby's	2,593	$81,679
Strayer Education, Inc. (a)	663	42,664
Wendy's Co. (The)	49,977	227,395
WMS Industries, Inc. *	3,538	57,952
Total Consumer Services		2,176,340
Diversified Financials - 1.4%
Affiliated Managers Group, Inc. *	1,527	187,821
Apollo Investment Corp.	2,614	20,572
CBOE Holdings, Inc.	1,758	51,721
Eaton Vance Corp. (a)	4,632	134,143
Greenhill & Co., Inc. (a)	695	35,966
Janus Capital Group, Inc.	12,490	117,906
Jefferies Group, Inc.	25,105	343,688
MSCI, Inc., Class A *(a)	2,584	92,481
Raymond James Financial, Inc.	9,188	336,740
SEI Investments Co.	4,285	91,913
Waddell & Reed Financial, Inc., Class A	3,777	123,772
Total Diversified Financials		1,536,723
Energy - 7.1%
Arch Coal, Inc. (a)	57,596	364,583
Atwood Oceanics, Inc. *	1,558	70,811
Bill Barrett Corp. *(a)	3,772	93,432
CARBO Ceramics, Inc. (a)	696	43,792
Cimarex Energy Co.	3,236	189,468
Dresser-Rand Group, Inc. *	4,508	248,436
Dril-Quip, Inc. *	840	60,379
Forest Oil Corp. *	10,150	85,767
Helix Energy Solutions Group, Inc. *	7,467	136,422
Hollyfrontier Corp.	35,694	1,473,091
Northern Oil and Gas, Inc. *(a)	640	10,874
Oceaneering International, Inc.	4,331	239,288
Oil States International, Inc. *	4,394	349,147
Patterson-UTI Energy, Inc. (a)	14,919	236,317
Plains Exploration & Production Co. *	5,066	189,823
Quicksilver Resources, Inc. *(a)	24,180	98,896
Rosetta Resources, Inc. *	11,712	561,005
SM Energy Co.	2,455	132,840
Superior Energy Services, Inc. *	9,028	185,255
Tidewater, Inc.	2,201	106,815
Unit Corp. *	2,915	120,973
World Fuel Services Corp.	78,095	2,780,963
Total Energy		7,778,377
Food & Staples Retailing - 2.1%
Harris Teeter Supermarkets, Inc.	10,862	421,880
SUPERVALU, Inc. (a)	765,707	1,845,354
Total Food & Staples Retailing		2,267,234
Food, Beverage & Tobacco - 3.0%
Flowers Foods, Inc.	10,962	221,213
Green Mountain Coffee Roasters, Inc. *(a)	10,209	242,464
Hillshire Brands Co.	4,970	133,097
Ingredion, Inc.	11,557	637,484
Lancaster Colony Corp.	1,494	109,436
Post Holdings, Inc. *	2,956	88,857
Ralcorp Holdings, Inc. *	6,682	487,786
Smithfield Foods, Inc. *	52,896	1,039,406
Tootsie Roll Industries, Inc.	2,119	57,171
Universal Corp.	5,048	257,044
Total Food, Beverage & Tobacco		3,273,958
Health Care Equipment & Services - 8.8%
Allscripts Healthcare Solutions, Inc. *	12,086	150,229
AMERIGROUP Corp. *	9,358	855,602
Community Health Systems, Inc. *	51,793	1,509,248

Investments	Shares	Value
Cooper Cos., Inc.	1,542	$145,657
Health Management Associates, Inc., Class A *	74,693	626,674
Health Net, Inc. *	47,825	1,076,541
Henry Schein, Inc. *	10,039	795,792
Hill-Rom Holdings, Inc.	4,755	138,180
HMS Holdings Corp. *	1,172	39,180
Hologic, Inc. *	8,969	181,533
IDEXX Laboratories, Inc. *(a)	1,198	119,021
LifePoint Hospitals, Inc. *	8,525	364,699
Masimo Corp. *(a)	1,875	45,337
Mednax, Inc. *(a)	2,339	174,139
Omnicare, Inc.	18,840	639,995
Owens & Minor, Inc.	26,641	796,033
ResMed, Inc. *(a)	3,528	142,778
STERIS Corp.	3,538	125,493
Teleflex, Inc.	2,394	164,803
Thoratec Corp. *	1,178	40,759
Universal Health Services, Inc., Class B	17,022	778,416
VCA Antech, Inc. *	6,297	124,240
WellCare Health Plans, Inc. *	10,703	605,255
Total Health Care Equipment & Services		9,639,604
Household & Personal Products - 0.6%
Church & Dwight Co., Inc.	4,773	257,694
Energizer Holdings, Inc. *	5,924	441,990
Total Household & Personal Products		699,684
Insurance - 5.3%
Alleghany Corp. *(a)	264	91,064
American Financial Group, Inc.	11,178	423,646
Arthur J. Gallagher & Co.	5,531	198,120
Aspen Insurance Holdings Ltd.	6,889	210,046
Brown & Brown, Inc.	3,605	93,982
Everest Re Group Ltd.	4,258	455,436
Fidelity National Financial, Inc., Class A	26,216	560,760
First American Financial Corp.	21,189	459,166
Hanover Insurance Group, Inc.	9,117	339,699
HCC Insurance Holdings, Inc.	7,002	237,298
Kemper Corp.	7,991	245,404
Mercury General Corp.	5,997	231,784
Old Republic International Corp. (a)	39,832	370,438
Protective Life Corp.	11,356	297,641
Reinsurance Group of America, Inc., Class A	15,622	904,045
StanCorp Financial Group, Inc.	7,439	232,394
W.R. Berkley Corp.	12,729	477,210
Total Insurance		5,828,133
Materials - 8.2%
Albemarle Corp.	4,259	224,364
Aptargroup, Inc. (a)	4,245	219,509
Ashland, Inc.	8,459	605,664
Cabot Corp.	7,390	270,252
Carpenter Technology Corp.	3,274	171,296
Commercial Metals Co.	57,532	759,422
Compass Minerals International, Inc.	1,555	115,988
Cytec Industries, Inc.	4,779	313,120
Domtar Corp.	6,898	540,044
Greif, Inc., Class A	9,311	411,360
Intrepid Potash, Inc. *	1,754	37,676
Louisiana-Pacific Corp. *	12,091	151,138
Martin Marietta Materials, Inc. (a)	2,421	200,628
Minerals Technologies, Inc.	1,554	110,225
NewMarket Corp.	960	236,621
Olin Corp.	8,528	185,313
Packaging Corp. of America	8,825	320,348

The accompanying notes are an integral part of these financial documents 7

Schedule of Investments - continued

RevenueShares Mid Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
Reliance Steel & Aluminum Co.	14,905	$780,277
Rock-Tenn Co., Class A	6,483	467,943
Royal Gold, Inc.	253	25,265
RPM International, Inc.	11,913	339,997
Scotts Miracle-Gro Co., Class A (a)	6,762	293,944
Sensient Technologies Corp. (a)	3,745	137,666
Silgan Holdings, Inc. (a)	7,206	313,533
Sonoco Products Co.	13,812	428,034
Steel Dynamics, Inc.	60,363	677,877
Valspar Corp.	7,334	411,437
Worthington Industries, Inc.	12,952	280,540
Total Materials		9,029,481
Media - 1.5%
AMC Networks, Inc., Class A *	2,770	120,550
Cinemark Holdings, Inc.	9,649	216,427
DreamWorks Animation SKG, Inc., Class A *	3,756	72,228
John Wiley & Sons, Inc., Class A	3,456	158,803
Lamar Advertising Co., Class A *(a)	3,712	137,567
Meredith Corp. (a)	4,284	149,940
New York Times Co., Class A *	31,916	311,500
Scholastic Corp.	6,660	211,655
Valassis Communications, Inc. *(a)	10,476	258,653
Total Media		1,637,323
Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
Bio-Rad Laboratories, Inc., Class A *	1,917	204,582
Charles River Laboratories International, Inc. *	3,182	126,007
Covance, Inc. *	4,394	205,156
Endo Health Solutions Inc. *	7,585	240,596
Medicis Pharmaceutical Corp., Class A	2,050	88,704
Mettler-Toledo International, Inc. *	1,355	231,353
Regeneron Pharmaceuticals, Inc. *	380	58,011
Techne Corp.	384	27,625
United Therapeutics Corp. *	1,413	78,958
Vertex Pharmaceuticals, Inc. *	1,476	82,582
Total Pharmaceuticals, Biotechnology & Life Sciences		1,343,574
Real Estate - 0.2%
Alexander & Baldwin, Inc. *	6,724	198,560
Real Estate Investment Trusts - 1.5%
Alexandria Real Estate Equities, Inc.	757	55,655
American Campus Communities, Inc.	835	36,640
BioMed Realty Trust, Inc., Class A	2,216	41,483
BRE Properties, Inc.	722	33,855
Camden Property Trust	938	60,492
Corporate Office Properties Trust	2,162	51,823
Duke Realty Corp.	8,896	130,771
Equity One, Inc. (a)	1,386	29,189
Essex Property Trust, Inc.	291	43,138
Federal Realty Investment Trust	523	55,072
Highwoods Properties, Inc.	1,348	43,972
Home Properties, Inc.	897	54,959
Hospitality Properties Trust	4,434	105,441
Liberty Property Trust	1,806	65,449
Macerich Co.	1,304	74,628
Mack-Cali Realty Corp.	2,491	66,261
National Retail Properties, Inc. (a)	874	26,657
Omega Healthcare Investors, Inc.	1,223	27,799
Potlatch Corp. (a)	1,694	63,305
Rayonier, Inc. (a)	3,057	149,824
Realty Income Corp.	946	38,682
Regency Centers Corp.	1,022	49,802
Senior Housing Properties Trust	1,789	38,964

Investments	Shares	Value
SL Green Realty Corp.	1,506	$120,585
Taubman Centers, Inc.	844	64,760
UDR, Inc.	2,581	64,060
Weingarten Realty Investors	2,041	57,372
Total Real Estate Investment Trusts		1,650,638
Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	4,404	336,245
Retailing - 7.7%
Aaron's, Inc.	6,851	190,526
Advance Auto Parts, Inc.	8,446	578,044
Aeropostale, Inc. *	12,601	170,492
American Eagle Outfitters, Inc.	14,586	307,473
ANN, Inc. *	7,338	276,863
Ascena Retail Group, Inc. *	13,721	294,315
Barnes & Noble, Inc. *	43,541	556,454
Chico's FAS, Inc.	12,241	221,685
Collective Brands, Inc. *	14,647	317,986
Dick's Sporting Goods, Inc.	9,207	477,383
Foot Locker, Inc.	15,831	562,000
Guess?, Inc.	7,795	198,149
HSN, Inc.	7,465	366,158
LKQ Corp. *	15,568	288,008
Office Depot, Inc. *	485,467	1,242,796
PetSmart, Inc.	7,731	533,284
RadioShack Corp. (a)	92,932	221,178
Rent-A-Center, Inc., Class A	7,657	268,608
Saks, Inc. *(a)	24,805	255,740
Signet Jewelers Ltd.	7,348	358,288
Tractor Supply Co.	4,245	419,788
Williams-Sonoma, Inc.	9,198	404,436
Total Retailing		8,509,654
Semiconductors & Semiconductor Equipment - 1.2%
Atmel Corp. *	25,123	132,147
Cree, Inc. *(a)	3,894	99,414
Cypress Semiconductor Corp.	6,395	68,554
Fairchild Semiconductor International, Inc., Class A *	10,548	138,390
Integrated Device Technology, Inc. *	10,200	59,976
International Rectifier Corp. *	5,031	83,967
Intersil Corp., Class A	6,688	58,520
MEMC Electronic Materials, Inc. *	125,450	344,988
RF Micro Devices, Inc. *(a)	24,333	96,115
Semtech Corp. *(a)	1,675	42,126
Silicon Laboratories, Inc. *	1,194	43,892
Skyworks Solutions, Inc. *	4,501	106,066
Total Semiconductors & Semiconductor Equipment		1,274,155
Software & Services - 4.0%
ACI Worldwide, Inc. *(a)	1,063	44,922
Acxiom Corp. *	7,480	136,660
Advent Software, Inc. *	1,125	27,641
Alliance Data Systems Corp. *(a)	2,228	316,265
ANSYS, Inc. *(a)	974	71,492
AOL, Inc. *(a)	7,992	281,558
Broadridge Financial Solutions, Inc.	9,495	221,518
Cadence Design Systems, Inc. *	9,413	121,098
Compuware Corp. *	9,109	90,270
Concur Technologies, Inc. *(a)	467	34,432
Convergys Corp.	14,626	229,189
CoreLogic, Inc. *	7,723	204,891
DST Systems, Inc.	4,173	236,025
Equinix, Inc. *	841	173,288
Factset Research Systems, Inc. (a)	717	69,133
Fair Isaac Corp.	1,382	61,167

The accompanying notes are an integral part of these financial documents 8

Schedule of Investments - continued

RevenueShares Mid Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
Gartner, Inc. *(a)	3,155	$145,414
Global Payments, Inc.	3,998	167,236
Informatica Corp. *	1,658	57,715
Jack Henry & Associates, Inc.	2,654	100,587
Lender Processing Services, Inc.	8,877	247,580
Mantech International Corp., Class A	11,746	281,904
Mentor Graphics Corp. *(a)	5,122	79,289
MICROS Systems, Inc. *	1,765	86,697
NeuStar, Inc., Class A *	1,789	71,614
Parametric Technology Corp. *	4,542	99,016
Rackspace Hosting, Inc. *(a)	2,048	135,352
Rovi Corp. *	2,750	39,903
Solarwinds, Inc. *	1,001	55,796
Solera Holdings, Inc. (a)	1,470	64,489
Synopsys, Inc. *	4,961	163,812
TIBCO Software, Inc. *	3,054	92,322
ValueClick, Inc. *(a)	2,728	46,894
VeriFone Systems, Inc. *(a)	3,386	94,300
Wright Express Corp. *(a)	817	56,961
Total Software & Services		4,406,430
Technology Hardware & Equipment - 10.3%
ADTRAN, Inc. (a)	1,956	33,800
Arrow Electronics, Inc. *	57,315	1,932,089
Avnet, Inc. *	72,861	2,119,526
Ciena Corp. *(a)	9,968	135,565
Diebold, Inc.	7,045	237,487
Ingram Micro, Inc., Class A *	195,562	2,978,409
Itron, Inc. *	5,712	246,473
National Instruments Corp. (a)	3,499	88,070
NCR Corp. *	22,532	525,221
Plantronics, Inc. (a)	2,043	72,179
Polycom, Inc. *(a)	12,335	121,746
QLogic Corp. *	3,912	44,675
Riverbed Technology, Inc. *(a)	3,537	82,306
Tech Data Corp. *(a)	46,624	2,112,067
Tellabs, Inc.	37,970	134,414
Trimble Navigation Ltd. *(a)	2,967	141,407
Vishay Intertechnology, Inc. *(a)	25,977	255,354
Zebra Technologies Corp., Class A *	2,789	104,699
Total Technology Hardware & Equipment		11,365,487
Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	22,949	587,724
tw Telecom, Inc., Class A *	4,866	126,856
Total Telecommunication Services		714,580
Transportation - 2.5%
Alaska Air Group, Inc. *	11,169	391,585
Con-Way, Inc.	13,197	361,202
JB Hunt Transport Services, Inc.	6,952	361,782
JetBlue Airways Corp. *(a)	76,804	367,891
Kansas City Southern	2,762	209,304
Kirby Corp. *	2,927	161,805
Landstar System, Inc.	4,596	217,299
Matson, Inc.	6,451	134,890
UTi Worldwide, Inc.	28,189	379,706
Werner Enterprises, Inc.	7,366	157,412
Total Transportation		2,742,876
Utilities - 4.3%
Alliant Energy Corp.	7,656	332,194
Aqua America, Inc.	2,850	70,566
Atmos Energy Corp. (a)	12,247	438,320
Black Hills Corp.	4,231	150,497
Cleco Corp.	2,614	109,736
Energen Corp.	3,450	180,814
Great Plains Energy, Inc.	10,218	227,453

Investments	Shares	Value
Hawaiian Electric Industries, Inc.	10,176	$267,730
IDACORP, Inc.	2,386	103,242
MDU Resources Group, Inc.	17,441	384,400
National Fuel Gas Co.	3,691	199,462
NV Energy, Inc.	15,936	287,007
OGE Energy Corp.	6,855	380,178
PNM Resources, Inc. (a)	8,477	178,271
Questar Corp.	5,417	110,128
UGI Corp.	19,476	618,363
Vectren Corp.	7,017	200,686
Westar Energy, Inc.	6,866	203,646
WGL Holdings, Inc.	6,516	262,269
Total Utilities		4,704,962
Total Common Stocks
(Cost $97,306,179)		109,788,017
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–12.1%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.14% (b) (Cost $13,289,280)	13,289,280	13,289,280
Total Investments–111.9% (Cost $110,595,459)		123,077,297
Liabilities in Excess of Other Assets–(11.9)%		(13,110,158)
Net Assets–100.0%		$ 109,967,139

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $12,813,247; cash collateral of $13,289,280 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2012.

The accompanying notes are an integral part of these financial documents 9

Schedule of Investments

RevenueShares Small Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–99.9%
Automobiles & Components - 0.6%
Drew Industries, Inc.*	4,610	$139,268
Spartan Motors, Inc.	18,148	90,740
Standard Motor Products, Inc.	12,611	232,295
Superior Industries International, Inc.	9,315	159,193
Winnebago Industries, Inc.*	9,743	123,054
Total Automobiles & Components		744,550
Banks - 2.6%
Bank Mutual Corp.	5,488	24,970
Bank of the Ozarks, Inc.(a)	1,699	58,564
BBCN Bancorp, Inc.*	3,114	39,267
Boston Private Financial Holdings, Inc.	8,520	81,707
Brookline Bancorp, Inc.	3,124	27,554
City Holding Co.	1,060	37,990
Columbia Banking System, Inc.	2,505	46,443
Community Bank System, Inc.	2,663	75,070
CVB Financial Corp.	5,514	65,837
Dime Community Bancshares	3,115	44,980
First BanCorp*	43,407	191,859
First Commonwealth Financial Corp.	8,964	63,196
First Financial Bancorp	5,811	98,264
First Financial Bankshares, Inc.(a)	1,291	46,515
First Midwest Bancorp, Inc.	8,083	101,442
FNB Corp.	9,471	106,170
Glacier Bancorp, Inc.	4,771	74,332
Hanmi Financial Corp.*	3,023	38,725
Home BancShares, Inc.	1,422	48,476
Independent Bank Corp.	1,775	53,410
National Penn Bancshares, Inc.(a)	9,901	90,198
NBT Bancorp, Inc.	3,109	68,616
Northwest Bancshares, Inc.	7,459	91,223
Old National Bancorp(a)	8,320	113,235
Oritani Financial Corp.	1,615	24,306
PacWest Bancorp	2,816	65,810
Pinnacle Financial Partners, Inc.*	2,527	48,822
PrivateBancorp, Inc.	7,926	126,737
Provident Financial Services, Inc.	4,078	64,391
S&T Bancorp, Inc.	2,359	41,542
Simmons First National Corp., Class A	1,603	39,041
Sterling Bancorp, Class N	2,853	28,302
Susquehanna Bancshares, Inc.	15,119	158,145
Texas Capital Bancshares, Inc.*	1,645	81,773
Tompkins Financial Corp.(a)	1,034	41,898
TrustCo Bank Corp.	6,718	38,427
UMB Financial Corp.(a)	3,097	150,762
Umpqua Holdings Corp.	9,357	120,612
United Bankshares, Inc.	2,912	72,538
United Community Banks, Inc.*	7,903	66,306
ViewPoint Financial Group, Inc.	1,905	36,519
Wilshire Bancorp, Inc.*(a)	6,041	38,058
Wintrust Financial Corp.	4,258	159,973
Total Banks		3,092,005
Capital Goods - 11.8%
A.O. Smith Corp.	6,742	387,935
AAON, Inc.(a)	2,641	52,001
AAR Corp.	28,201	463,060
Actuant Corp., Class A	10,191	291,666
Aegion Corp., Class A*	10,983	210,434
Aerovironment, Inc.*(a)	2,283	53,582
Albany International Corp., Class A	10,642	233,805
American Science & Engineering, Inc.	1,059	69,481
Apogee Enterprises, Inc.	7,647	150,034
Applied Industrial Technologies, Inc.	11,802	488,957

Investments	Shares	Value
Astec Industries, Inc.*	6,166	$194,907
AZZ, Inc.	2,745	104,255
Barnes Group, Inc.(a)	10,246	256,253
Belden, Inc.	11,899	438,835
Brady Corp., Class A	9,503	278,248
Briggs & Stratton Corp.	24,676	460,701
Cascade Corp.	1,609	88,077
Ceradyne, Inc.	4,072	99,479
CIRCOR International, Inc.	5,004	188,901
Comfort Systems USA, Inc.	25,077	274,092
Cubic Corp.	5,741	287,395
Curtiss-Wright Corp.	12,857	420,424
Dycom Industries, Inc.*	11,103	159,661
EMCOR Group, Inc.(a)	39,921	1,139,345
Encore Wire Corp.	9,355	273,727
EnerSys*	10,996	388,049
Engility Holdings, Inc.*	43	793
EnPro Industries, Inc.*	5,346	192,510
ESCO Technologies, Inc.	3,997	155,283
Federal Signal Corp.*	31,977	202,095
Franklin Electric Co., Inc.(a)	3,256	196,955
GenCorp, Inc.*	29,017	275,371
Gibraltar Industries, Inc.*	14,512	186,044
Griffon Corp.	41,807	430,612
II-VI, Inc.*	5,633	107,140
John Bean Technologies Corp.	13,936	227,575
Kaman Corp.	9,615	344,794
Kaydon Corp.	4,184	93,471
Lawson Products, Inc.	7,031	48,655
Lindsay Corp.	1,561	112,345
Lydall, Inc.*	6,019	84,808
Moog, Inc., Class A*	11,652	441,261
Mueller Industries, Inc.	11,868	539,638
National Presto Industries, Inc.	1,316	95,910
NCI Building Systems, Inc.*	18,636	186,919
Orbital Sciences Corp.*	21,865	318,354
Orion Marine Group, Inc.*	8,439	62,702
Powell Industries, Inc.*	2,794	108,044
Quanex Building Products Corp.	9,248	174,232
Robbins & Myers, Inc.	3,288	195,965
Simpson Manufacturing Co., Inc.	4,183	119,717
Standex International Corp.	2,922	129,883
Teledyne Technologies, Inc.*	6,172	391,243
Tennant Co.	3,570	152,867
Toro Co.	9,960	396,209
Universal Forest Products, Inc.	9,268	384,993
Vicor Corp.*	8,317	55,474
Watts Water Technologies, Inc., Class A(a)	8,333	315,237
Total Capital Goods		14,180,403
Commercial & Professional Services - 5.6%
ABM Industries, Inc.	39,065	739,500
CDI Corp.	12,652	215,464
Consolidated Graphics, Inc.*	7,262	189,466
Dolan Co.*	7,875	42,367
Encore Capital Group, Inc.*	3,122	88,228
Exponent, Inc.*	1,064	60,744
G&K Services, Inc., Class A	5,610	175,649
Geo Group, Inc.	14,667	405,836
Healthcare Services Group, Inc.	8,811	201,508
Heidrick & Struggles International, Inc.	6,522	83,090
Insperity, Inc.	14,708	371,083
Interface, Inc.	18,039	238,295
Kelly Services, Inc., Class A	82,351	1,037,623
Mobile Mini, Inc.*	5,137	85,839
Navigant Consulting, Inc.*	13,309	147,064

The accompanying notes are an integral part of these financial documents 10

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
On Assignment, Inc.*(a)	6,690	$133,265
Portfolio Recovery Associates, Inc.*(a)	1,049	109,547
Resources Connection, Inc.	8,809	115,486
Sykes Enterprises, Inc.*	15,666	210,551
Tetra Tech, Inc.*	12,666	332,609
TrueBlue, Inc.*	17,277	271,594
UniFirst Corp.	3,763	251,331
United Stationers, Inc.(a)	38,569	1,003,565
Viad Corp.	9,893	206,368
Total Commercial & Professional Services		6,716,072
Consumer Durables & Apparel - 5.1%
American Greetings Corp., Class A(a)	22,128	371,750
Arctic Cat, Inc.*	2,767	114,720
Blyth, Inc.	4,668	121,321
Brunswick Corp.	34,110	771,909
Callaway Golf Co.	31,614	194,110
Crocs, Inc.*	12,045	195,250
Ethan Allen Interiors, Inc.	6,701	146,886
Fifth & Pacific Cos., Inc.*(a)	35,841	458,048
Helen of Troy Ltd.*	4,351	138,492
Iconix Brand Group, Inc.*	4,281	78,086
iRobot Corp.*(a)	4,144	94,318
Jakks Pacific, Inc.(a)	8,021	116,866
K-Swiss, Inc., Class A*	15,710	53,885
La-Z-Boy, Inc., Class Z*	20,179	295,219
M/I Homes, Inc.*	7,590	146,791
Maidenform Brands, Inc.*	6,275	128,512
Meritage Homes Corp.*	5,662	215,326
Movado Group, Inc.	2,792	94,146
Oxford Industries, Inc.	2,483	140,165
Perry Ellis International, Inc.*	7,591	167,382
Quiksilver, Inc.*	146,163	485,261
Ryland Group, Inc.	7,354	220,620
Skechers U.S.A., Inc., Class A*(a)	16,578	338,191
Standard Pacific Corp.*(a)	29,649	200,427
Steven Madden Ltd.*	4,640	202,861
Sturm Ruger & Co., Inc.(a)	1,562	77,303
True Religion Apparel, Inc.	2,819	60,129
Universal Electronics, Inc.*	7,439	130,778
Wolverine World Wide, Inc.	7,243	321,372
Total Consumer Durables & Apparel		6,080,124
Consumer Services - 4.4%
American Public Education, Inc.*(a)	1,565	57,013
Biglari Holdings, Inc.*	370	135,072
BJ's Restaurants, Inc.*(a)	2,983	135,279
Boyd Gaming Corp.*(a)	59,871	422,689
Buffalo Wild Wings, Inc.*(a)	1,717	147,216
Capella Education Co.*	2,608	91,436
Career Education Corp.*	67,241	253,499
CEC Entertainment, Inc.	4,774	143,793
Coinstar, Inc.*(a)	5,222	234,886
Corinthian Colleges, Inc.*	139,829	332,793
Cracker Barrel Old Country Store, Inc.	8,147	546,745
DineEquity, Inc.*(a)	5,036	282,016
Hillenbrand, Inc.	9,495	172,714
Interval Leisure Group, Inc.	4,647	87,968
Jack in the Box, Inc.*	16,686	469,043
Lincoln Educational Services Corp.	18,467	77,561
Marcus Corp.	5,317	59,019
Monarch Casino & Resort, Inc.*	3,144	27,384
Multimedia Games Holding Co., Inc.*	1,711	26,914
Papa John's International, Inc.*	5,136	274,314
Peet's Coffee & Tea, Inc.*(a)	1,108	81,261
Pinnacle Entertainment, Inc.*	23,259	284,923
Red Robin Gourmet Burgers, Inc.*	5,877	191,355

Investments	Shares	Value
Ruby Tuesday, Inc.*	35,016	$253,866
Ruth's Hospitality Group, Inc.*	11,613	73,975
Shuffle Master, Inc.*	3,158	49,928
Sonic Corp.*	11,734	120,508
Texas Roadhouse, Inc.	11,903	203,541
Universal Technical Institute, Inc.	7,231	99,065
Total Consumer Services		5,335,776
Diversified Financials - 1.5%
Calamos Asset Management, Inc., Class A	6,424	74,775
Cash America International, Inc.(a)	6,849	264,166
Ezcorp, Inc., Class A*	7,295	167,274
Financial Engines, Inc.*(a)	1,299	30,955
First Cash Financial Services, Inc.*	2,615	120,316
HFF, Inc., Class A*	2,482	36,982
Interactive Brokers Group, Inc., Class A	17,925	251,308
Investment Technology Group, Inc.*	12,499	108,741
Piper Jaffray Cos.*	4,850	123,433
Prospect Capital Corp.	3,017	34,756
Stifel Financial Corp.*	9,455	317,688
SWS Group, Inc.*	14,271	87,196
Virtus Investment Partners, Inc.*	511	43,946
World Acceptance Corp.*(a)	1,413	95,307
Total Diversified Financials		1,756,843
Energy - 3.2%
Approach Resources, Inc.*(a)	793	23,893
Basic Energy Services, Inc.*(a)	21,635	242,745
Bristow Group, Inc.	6,067	306,687
Cloud Peak Energy, Inc.*	18,625	337,112
Comstock Resources, Inc.*	5,046	92,745
Contango Oil & Gas Co.*	697	34,251
Exterran Holdings, Inc.*	42,850	868,998
Gulf Island Fabrication, Inc.	1,954	54,458
Gulfport Energy Corp.*	2,261	70,679
Hornbeck Offshore Services, Inc.*	2,026	74,253
ION Geophysical Corp.*(a)	13,780	95,633
Lufkin Industries, Inc.(a)	3,096	166,627
Matrix Service Co.*	11,053	116,830
Overseas Shipholding Group, Inc.(a)	18,965	125,169
OYO Geospace Corp.*	403	49,331
PDC Energy, Inc.*	3,236	102,355
Penn Virginia Corp.	8,447	52,371
Petroquest Energy, Inc.*(a)	6,924	46,460
Pioneer Energy Services Corp.*	16,095	125,380
SEACOR Holdings, Inc.*	5,044	420,468
Stone Energy Corp.*	6,791	170,590
Swift Energy Co.*	6,653	138,915
TETRA Technologies, Inc.*	24,745	149,707
Total Energy		3,865,657
Food & Staples Retailing - 3.5%
Andersons, Inc.	20,638	777,227
Casey's General Stores, Inc.	19,256	1,100,288
Nash Finch Co.	47,626	972,523
Spartan Stores, Inc.	28,581	437,575
United Natural Foods, Inc.*	16,431	960,392
Total Food & Staples Retailing		4,248,005
Food, Beverage & Tobacco - 2.7%
Alliance One International, Inc.*	127,370	411,405
B&G Foods, Inc., Class A	3,991	120,967
Boston Beer Co., Inc., Class A*(a)	843	94,391
Calavo Growers, Inc.(a)	3,941	98,525
Cal-Maine Foods, Inc.(a)	4,875	219,083
Darling International, Inc.*	20,773	379,938

The accompanying notes are an integral part of these financial documents 11

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
Diamond Foods, Inc.(a)	9,810	$184,624
Hain Celestial Group, Inc.*	3,986	251,118
J&J Snack Foods Corp.	2,516	144,242
Sanderson Farms, Inc.	7,520	333,662
Seneca Foods Corp., Class A*	9,711	289,970
Snyders-Lance, Inc.	11,934	298,350
TreeHouse Foods, Inc.*	6,921	363,353
Total Food, Beverage & Tobacco		3,189,628
Health Care Equipment & Services - 9.0%
Abaxis, Inc.*	793	28,485
Air Methods Corp.*	1,393	166,282
Align Technology, Inc.*(a)	2,590	95,752
Almost Family, Inc.*	3,200	68,096
Amedisys, Inc.*	23,482	324,286
AMN Healthcare Services, Inc.*	30,670	308,540
Amsurg Corp.*	5,081	144,199
Analogic Corp.	1,443	112,799
Bio-Reference Labs, Inc.*(a)	4,271	122,065
Cantel Medical Corp.	2,271	61,499
Centene Corp.*	33,506	1,253,459
Chemed Corp.(a)	4,451	308,410
Computer Programs & Systems, Inc.	623	34,608
CONMED Corp.	5,244	149,454
Corvel Corp.*	1,604	71,779
Cross Country Healthcare, Inc.*	23,053	108,810
CryoLife, Inc.	4,887	32,841
Cyberonics, Inc.*	843	44,190
Ensign Group, Inc.	5,317	162,727
Gentiva Health Services, Inc.*	55,559	628,928
Greatbatch, Inc.*	5,156	125,445
Haemonetics Corp.*(a)	1,882	150,936
Hanger, Inc.*	7,452	212,606
HealthStream, Inc.*	757	21,544
Healthways, Inc.*	18,623	218,075
ICU Medical, Inc.*	1,152	69,673
Integra LifeSciences Holdings Corp.*	4,184	171,962
Invacare Corp.	23,154	327,398
IPC The Hospitalist Co., Inc.*	2,102	96,061
Kindred Healthcare, Inc.*	109,314	1,243,993
Landauer, Inc.	446	26,635
LHC Group, Inc.*	7,508	138,673
Magellan Health Services, Inc.*	13,142	678,259
Medidata Solutions, Inc.*(a)	1,231	51,087
Meridian Bioscience, Inc.(a)	1,447	27,753
Merit Medical Systems, Inc.*	5,247	78,338
Molina Healthcare, Inc.*	39,733	999,285
MWI Veterinary Supply, Inc.*	3,068	327,294
Natus Medical, Inc.*	4,024	52,594
Neogen Corp.*	773	33,007
NuVasive, Inc.*	4,469	102,385
Omnicell, Inc.*	3,240	45,036
Palomar Medical Technologies, Inc.*	2,256	21,297
PharMerica Corp.*	39,540	500,576
PSS World Medical, Inc.*	19,047	433,891
Quality Systems, Inc.(a)	2,461	45,652
SurModics, Inc.*	668	13,507
Symmetry Medical, Inc.*	8,826	87,289
West Pharmaceutical Services, Inc.	4,738	251,446
Total Health Care Equipment & Services		10,778,906
Household & Personal Products - 0.6%
Central Garden and Pet Co., Class A*	33,607	405,973
Inter Parfums, Inc.	6,233	114,064
Medifast, Inc.*	2,950	77,142
Prestige Brands Holdings, Inc.*	4,283	72,640
WD-40 Co.	1,336	70,327

Investments	Shares	Value
Total Household & Personal Products		$740,146
Insurance - 2.4%
AMERISAFE, Inc.*	2,046	55,528
eHealth, Inc.*	2,047	38,422
Employers Holdings, Inc.	4,981	91,302
Horace Mann Educators Corp.	11,061	200,315
Infinity Property & Casualty Corp.	3,675	221,933
Meadowbrook Insurance Group, Inc.	18,483	142,134
National Financial Partners Corp.*	15,382	259,956
Navigators Group, Inc.*	3,156	155,354
Presidential Life Corp.	5,956	82,967
ProAssurance Corp.	1,660	150,130
RLI Corp.(a)	1,795	119,655
Safety Insurance Group, Inc.	3,131	143,650
Selective Insurance Group, Inc.(a)	18,262	346,795
Stewart Information Services Corp.	22,149	446,081
Tower Group, Inc.	16,771	325,190
United Fire Group, Inc.	6,046	151,876
Total Insurance		2,931,288
Materials - 7.9%
A. Schulman, Inc.	22,177	528,256
A.M. Castle & Co.*	19,623	245,091
AK Steel Holding Corp.(a)	232,229	1,114,699
AMCOL International Corp.(a)	6,640	224,963
American Vanguard Corp.	2,193	76,316
Balchem Corp.(a)	1,813	66,592
Buckeye Technologies, Inc.	6,321	202,651
Calgon Carbon Corp.*	8,031	114,924
Century Aluminum Co.*	35,654	254,926
Clearwater Paper Corp.*	11,451	473,041
Deltic Timber Corp.	447	29,171
Eagle Materials, Inc.	2,760	127,678
Globe Specialty Metals, Inc.	9,422	143,403
H.B. Fuller Co.	9,631	295,479
Hawkins, Inc.(a)	1,536	63,821
Haynes International, Inc.	1,937	101,015
Headwaters, Inc.*	27,328	179,818
Innophos Holdings, Inc.	3,030	146,925
Kaiser Aluminum Corp.	5,003	292,125
KapStone Paper and Packaging Corp.*	10,415	233,192
Koppers Holdings, Inc.	8,825	308,257
Kraton Performance Polymers, Inc.*	13,842	361,276
LSB Industries, Inc.*	5,495	241,066
Materion Corp.	13,389	318,658
Myers Industries, Inc.	8,321	129,974
Neenah Paper, Inc.	5,213	149,300
Olympic Steel, Inc.	15,464	261,032
OM Group, Inc.*	14,426	267,458
PolyOne Corp.	42,306	701,010
Quaker Chemical Corp.	3,014	140,663
RTI International Metals, Inc.*	4,521	108,233
Schweitzer-Mauduit International, Inc.	4,689	154,690
Stepan Co.(a)	3,786	363,910
SunCoke Energy, Inc.*	22,089	356,075
Texas Industries, Inc.*(a)	3,524	143,251
Tredegar Corp.	10,935	193,987
Wausau Paper Corp.	22,645	209,693
Zep, Inc.	9,372	141,705
Total Materials		9,464,324
Media - 1.2%
Arbitron, Inc.	2,359	89,406
Digital Generation, Inc.*	4,561	51,813
E.W. Scripps Co., Class A*	15,979	170,176
Harte-Hanks, Inc.	20,042	138,891
Live Nation Entertainment, Inc.*	118,257	1,018,193

The accompanying notes are an integral part of these financial documents 12

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
Total Media		$1,468,479
Pharmaceuticals, Biotechnology & Life Sciences - 1.2%
Affymetrix, Inc.*(a)	12,206	52,852
Akorn, Inc.*(a)	1,505	19,896
Arqule, Inc.*	1,340	6,847
Cambrex Corp.*	6,246	73,266
Cubist Pharmaceuticals, Inc.*(a)	3,499	166,832
Emergent Biosolutions, Inc.*	3,500	49,735
Enzo Biochem, Inc.*	9,951	20,300
Hi-Tech Pharmacal Co., Inc.*	1,142	37,812
Luminex Corp.*	1,461	28,402
Medicines Co.*	4,297	110,906
Momenta Pharmaceuticals, Inc.*	3,845	56,022
Par Pharmaceutical Cos., Inc.*	5,437	271,741
PAREXEL International Corp.*(a)	9,920	305,139
Questcor Pharmaceuticals, Inc.*(a)	667	12,339
Salix Pharmaceuticals Ltd.*	1,905	80,658
Spectrum Pharmaceuticals, Inc.*(a)	2,440	28,548
ViroPharma, Inc.*(a)	4,427	133,784
Total Pharmaceuticals, Biotechnology & Life Sciences		1,455,079
Real Estate Investment Trusts - 1.2%
Acadia Realty Trust	1,329	32,986
Cedar Realty Trust, Inc.	6,155	32,498
Colonial Properties Trust	3,452	72,665
Cousins Properties, Inc.	5,153	40,915
DiamondRock Hospitality Co.	12,541	120,770
EastGroup Properties, Inc.	673	35,804
Entertainment Properties Trust	1,402	62,291
Extra Space Storage, Inc.	2,100	69,825
Franklin Street Properties Corp.	2,628	29,092
Getty Realty Corp.	1,155	20,732
Healthcare Realty Trust, Inc.	2,482	57,210
Inland Real Estate Corp.	4,121	33,998
Kilroy Realty Corp.	1,494	66,901
Kite Realty Group Trust	4,072	20,767
LaSalle Hotel Properties	4,916	131,208
Lexington Realty Trust	8,041	77,676
LTC Properties, Inc.	474	15,097
Medical Properties Trust, Inc.	3,038	31,747
Mid-America Apartment Communities, Inc.	1,303	85,099
Parkway Properties, Inc.	4,426	59,176
Pennsylvania Real Estate Investment Trust	6,449	102,281
Post Properties, Inc.	1,249	59,902
PS Business Parks, Inc.	871	58,200
Sabra Health Care REIT, Inc.	953	19,069
Saul Centers, Inc.	778	34,543
Sovran Self Storage, Inc.	795	45,991
Tanger Factory Outlet Centers	1,920	62,074
Universal Health Realty Income Trust	137	6,299
Urstadt Biddle Properties, Inc., Class A	934	18,895
Total Real Estate Investment Trusts		1,503,711
Real Estate Management & Development - 0.0%
Forestar Group, Inc.*	1,489	24,807
Retailing - 13.0%
Big 5 Sporting Goods Corp.	27,599	274,610
Blue Nile, Inc.*	2,369	87,866
Brown Shoe Co., Inc.	41,236	661,013
Buckle, Inc.	4,803	218,200
Cabela's, Inc.*(a)	14,493	792,477
Cato Corp., Class A	6,195	184,054
Children's Place Retail Stores, Inc.*(a)	7,549	452,940

Investments	Shares	Value
Christopher & Banks Corp.	81,027	$284,405
Coldwater Creek, Inc.*	331,996	275,557
Finish Line, Inc., Class A	12,672	288,161
Fred's, Inc., Class A	23,954	340,865
Genesco, Inc.*	5,412	361,143
Group 1 Automotive, Inc.(a)	24,061	1,449,194
Haverty Furniture Cos., Inc.	10,963	152,167
Hibbett Sports, Inc.*(a)	2,285	135,843
HOT Topic, Inc.	14,872	129,386
Jos. A. Bank Clothiers, Inc.*	3,968	192,369
Kirkland's, Inc.*	6,860	68,120
Lithia Motors, Inc., Class A	21,312	709,903
Lumber Liquidators Holdings, Inc.*	3,976	201,504
MarineMax, Inc.*	10,144	84,094
Men's Wearhouse, Inc.	14,052	483,810
Monro Muffler Brake, Inc.(a)	3,863	135,939
Nutrisystem, Inc.(a)	7,487	78,838
OfficeMax, Inc.	298,348	2,330,098
Pep Boys-Manny, Moe & Jack	41,639	423,885
PetMed Express, Inc.	3,790	38,052
Pool Corp.(a)	9,070	377,131
rue21, Inc.*	4,440	138,306
Select Comfort Corp.*	6,537	206,242
Sonic Automotive, Inc., Class A(a)	105,732	2,006,793
Stage Stores, Inc.	16,353	344,394
Stein Mart, Inc.*	30,577	260,210
Tuesday Morning Corp.*	37,973	248,723
Vitamin Shoppe, Inc.*	3,013	175,718
VOXX International Corp., Class A*	12,327	92,206
Zale Corp.*	139,406	961,901
Zumiez, Inc.*(a)	2,193	60,812
Total Retailing		15,706,929
Semiconductors & Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc.*	7,892	97,229
ATMI, Inc.*	3,693	68,579
Brooks Automation, Inc.	14,972	120,225
Cabot Microelectronics Corp.	2,933	103,066
Ceva, Inc.*	551	7,923
Cirrus Logic, Inc.*	2,260	86,761
Cohu, Inc.	7,116	66,819
Cymer, Inc.*	2,065	105,439
Diodes, Inc.*	6,606	112,368
DSP Group, Inc.*	6,505	38,640
Entropic Communications, Inc.*(a)	12,253	71,312
Exar Corp.*	3,735	29,880
GT Advanced Technologies, Inc.*(a)	33,163	180,738
Hittite Microwave Corp.*	1,046	58,022
Kopin Corp.*	7,980	30,005
Kulicke & Soffa Industries, Inc.*	19,195	199,628
Micrel, Inc.(a)	5,569	58,029
Microsemi Corp.*	8,139	163,350
MKS Instruments, Inc.	6,191	157,809
Monolithic Power Systems, Inc.*	1,930	38,118
Nanometrics, Inc.*	2,884	39,828
Pericom Semiconductor Corp.*	3,608	31,336
Power Integrations, Inc.	1,509	45,919
Rubicon Technology, Inc.*(a)	2,800	26,824
Rudolph Technologies, Inc.*	4,426	46,473
Sigma Designs, Inc.*	8,943	59,113
STR Holdings, Inc.*(a)	15,542	48,180
Supertex, Inc.*	902	16,128
Tessera Technologies, Inc.	3,716	50,835
TriQuint Semiconductor, Inc.*	32,038	161,792
Ultratech, Inc.*	1,264	39,664
Veeco Instruments, Inc.*(a)	6,267	188,135
Volterra Semiconductor Corp.*	1,101	24,079

The accompanying notes are an integral part of these financial documents 13

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
Total Semiconductors & Semiconductor Equipment		$2,572,246
Software & Services - 4.1%
Blackbaud, Inc.	2,797	66,904
Blucora, Inc.*	3,294	58,666
Bottomline Technologies, Inc.*	1,854	45,775
CACI International, Inc., Class A*	13,242	685,803
Cardtronics, Inc.*	4,168	124,123
CIBER, Inc.*	51,471	178,604
CommVault Systems, Inc.*	1,307	76,721
comScore, Inc.*	2,538	38,704
CSG Systems International, Inc.*	8,397	188,849
DealerTrack Holdings, Inc.*(a)	2,208	61,493
Dice Holdings, Inc.*	10,425	87,778
Digital River, Inc.*	4,980	82,967
Ebix, Inc.(a)	1,810	42,734
EPIQ Systems, Inc.	4,507	60,484
ExlService Holdings, Inc.*	3,004	88,618
Forrester Research, Inc.	1,686	48,506
Heartland Payment Systems, Inc.(a)	14,354	454,735
Higher One Holdings, Inc.*	3,086	41,599
iGate Corp.*	7,075	128,553
Interactive Intelligence Group, Inc.*	1,463	43,963
j2 Global, Inc.(a)	2,475	81,229
JDA Software Group, Inc.*	4,588	145,807
Liquidity Services, Inc.*(a)	1,252	62,863
LivePerson, Inc.*	1,461	26,459
LogMeIn, Inc.*	747	16,755
Manhattan Associates, Inc.*	1,410	80,751
MAXIMUS, Inc.	3,954	236,133
MicroStrategy, Inc., Class A*(a)	839	112,485
Monotype Imaging Holdings, Inc.	1,552	24,196
NCI, Inc., Class A*	32,721	225,120
Netscout Systems, Inc.*	2,635	67,219
OpenTable, Inc.*	598	24,877
Opnet Technologies, Inc.	1,046	35,637
Perficient, Inc.*	4,337	52,348
Progress Software Corp.*	5,401	115,527
QuinStreet, Inc.*	3,772	31,647
Sourcefire, Inc.*(a)	561	27,506
Stamps.com, Inc.*	854	19,762
Synchronoss Technologies, Inc.*	2,179	49,899
Take-Two Interactive Software, Inc.*	18,699	195,031
TeleTech Holdings, Inc.*	14,597	248,879
Tyler Technologies, Inc.*	1,486	65,414
United Online, Inc.	44,656	246,501
VASCO Data Security International, Inc.*	3,979	37,323
Virtusa Corp.*	2,813	49,987
Websense, Inc.*	3,900	61,035
XO Group, Inc.*	2,632	21,977
Total Software & Services		4,967,946
Technology Hardware & Equipment - 9.9%
3D Systems Corp.*(a)	1,339	43,986
Agilysys, Inc.*	9,627	82,792
Anixter International, Inc.	21,890	1,257,799
Arris Group, Inc.*	15,953	204,039
Avid Technology, Inc.*	19,516	184,621
Badger Meter, Inc.(a)	1,441	52,438
Bel Fuse, Inc., Class B	3,738	69,826
Benchmark Electronics, Inc.*	33,058	504,796
Black Box Corp.	7,725	197,065
Brightpoint, Inc.*	202,574	1,819,114
Checkpoint Systems, Inc.*	20,739	171,719
Cognex Corp.(a)	2,010	69,506
Comtech Telecommunications Corp.	5,047	139,499

Investments	Shares	Value
CTS Corp.	12,453	$125,402
Daktronics, Inc.	12,496	118,837
Digi International, Inc.*	3,966	40,295
DTS, Inc.*	709	16,506
Electro Scientific Industries, Inc.	4,024	49,173
FARO Technologies, Inc.*	1,068	44,130
FEI Co.	3,133	167,615
Harmonic, Inc.*	25,377	115,212
Insight Enterprises, Inc.*	68,155	1,191,349
Intermec, Inc.*	24,551	152,462
Intevac, Inc.*	2,429	14,841
Littelfuse, Inc.	2,309	130,551
Measurement Specialties, Inc.*	1,565	51,614
Mercury Computer Systems, Inc.*	3,420	36,320
Methode Electronics, Inc.	10,123	98,294
MTS Systems Corp.	2,326	124,557
NETGEAR, Inc.*	6,996	266,827
Newport Corp.*	8,220	90,913
Novatel Wireless, Inc.*	33,886	67,094
Oplink Communications, Inc.*	2,821	46,659
OSI Systems, Inc.*	2,016	156,925
Park Electrochemical Corp.	1,708	42,410
PC-Tel, Inc.	2,135	15,052
Plexus Corp.*(a)	15,226	461,196
Pulse Electronics Corp.	39,318	32,241
Radisys Corp.*	9,836	35,410
Rofin-Sinar Technologies, Inc.*	5,678	112,027
Rogers Corp.*	2,607	110,433
ScanSource, Inc.*	15,534	497,399
Super Micro Computer, Inc.*	11,475	138,044
Symmetricom, Inc.*	7,116	49,599
Synaptics, Inc.*(a)	4,112	98,770
SYNNEX Corp.*(a)	58,702	1,912,511
TTM Technologies, Inc.*	31,201	294,225
ViaSat, Inc.*(a)	4,302	160,809
Total Technology Hardware & Equipment		11,862,902
Telecommunication Services - 1.0%
Atlantic Tele-Network, Inc.	4,460	191,691
Cbeyond, Inc.*	15,951	157,277
Cincinnati Bell, Inc.*(a)	81,209	462,891
General Communication, Inc., Class A*	16,779	164,434
Lumos Networks Corp.	4,043	31,778
Neutral Tandem, Inc.*	3,967	37,211
NTELOS Holdings Corp.	5,756	99,982
USA Mobility, Inc.	3,721	44,168
Total Telecommunication Services		1,189,432
Transportation - 2.1%
Allegiant Travel Co., Class A*	2,129	134,894
Arkansas Best Corp.	30,098	238,376
Forward Air Corp.	3,142	95,548
Heartland Express, Inc.	7,259	96,980
HUB Group, Inc., Class A*	13,736	407,685
Knight Transportation, Inc.(a)	9,851	140,869
Old Dominion Freight Line, Inc.*	12,384	373,501
SkyWest, Inc.	102,190	1,055,623
Total Transportation		2,543,476
Utilities - 3.2%
ALLETE, Inc.	4,512	188,331
American States Water Co.	2,223	98,768
Avista Corp.	11,809	303,964
CH Energy Group, Inc.	3,062	199,673
El Paso Electric Co.	5,631	192,862
Laclede Group, Inc.	8,300	356,900
New Jersey Resources Corp.	13,741	628,239
Northwest Natural Gas Co.(a)	3,588	176,673

The accompanying notes are an integral part of these financial documents 14

Schedule of Investments - continued

RevenueShares Small Cap Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
NorthWestern Corp.	6,318	$228,901
Piedmont Natural Gas Co., Inc.	9,005	292,482
South Jersey Industries, Inc.	3,659	193,671
Southwest Gas Corp.	8,375	370,175
UIL Holdings Corp.	8,664	310,691
UNS Energy Corp.(a)	7,998	334,796
Total Utilities		3,876,126
Total Common Stocks
(Cost $103,051,887)		120,294,860
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–11.3%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.14% (b) (Cost $13,602,226)	13,602,226	13,602,226
Total Investments–111.2% (Cost $116,654,113)		133,897,086
Liabilities in Excess of Other Assets–(11.2)%		(13,532,433)
Net Assets–100.0%		$ 120,364,653

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $13,175,825; cash collateral of $13,602,226 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2012.

The accompanying notes are an integral part of these financial documents 15

Schedule of Investments

RevenueShares Financials Sector Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%
Capital Markets - 10.5%
Ameriprise Financial, Inc.	1,177	$66,724
Bank of New York Mellon Corp.	4,356	98,533
BlackRock, Inc.	334	59,552
Charles Schwab Corp.	2,530	32,359
E*Trade Financial Corp.*	1,663	14,651
Federated Investors, Inc., Class B(a)	281	5,814
Franklin Resources, Inc.	385	48,152
Goldman Sachs Group, Inc.	1,945	221,107
Invesco Ltd.	1,129	28,214
Legg Mason, Inc.	752	18,559
Morgan Stanley	13,935	233,272
Northern Trust Corp.	586	27,199
State Street Corp.	1,602	67,220
T. Rowe Price Group, Inc.	297	18,800
Total Capital Markets		940,156
Commercial Banks - 13.1%
BB&T Corp.	2,078	68,906
Comerica, Inc.	572	17,761
Fifth Third Bancorp	2,910	45,134
First Horizon National Corp.	1,076	10,362
Huntington Bancshares, Inc.	2,839	19,589
KeyCorp	3,443	30,092
M&T Bank Corp.	311	29,595
PNC Financial Services Group, Inc.	1,631	102,916
Regions Financial Corp.	5,767	41,580
SunTrust Banks, Inc.	2,227	62,957
U.S. Bancorp	4,263	146,221
Wells Fargo & Co.	16,874	582,659
Zions Bancorporation(a)	835	17,247
Total Commercial Banks		1,175,019
Consumer Finance - 5.0%
American Express Co.	3,866	219,821
Capital One Financial Corp.	2,297	130,952
Discover Financial Services	1,444	57,370
SLM Corp.	2,521	39,630
Total Consumer Finance		447,773
Diversified Financial Services - 24.8%
Bank of America Corp.	85,946	758,903
Citigroup, Inc.	19,762	646,613
CME Group, Inc., Class A	365	20,915
IntercontinentalExchange, Inc.*	68	9,072
JPMorgan Chase & Co.	17,133	693,544
Leucadia National Corp.(a)	1,452	33,033
Moody's Corp.	353	15,592
NASDAQ OMX Group, Inc.	960	22,363
NYSE Euronext	1,130	27,855
Total Diversified Financial Services		2,227,890
Insurance - 43.1%
ACE Ltd.	1,474	111,434
Aflac, Inc.	3,330	159,440
Allstate Corp.	5,490	217,459
American International Group, Inc.*	13,044	427,713
AON PLC	1,430	74,775
Assurant, Inc.	1,487	55,465
Berkshire Hathaway, Inc., Class B*	11,084	977,609
Chubb Corp.	1,174	89,553
Cincinnati Financial Corp.	678	25,689
Genworth Financial, Inc., Class A*	12,689	66,363
Hartford Financial Services Group, Inc.	7,649	148,697
Lincoln National Corp.	2,933	70,949
Loews Corp.	2,244	92,587

Investments	Shares	Value
Marsh & McLennan Cos., Inc.	2,299	$78,005
MetLife, Inc.	13,671	471,103
Principal Financial Group, Inc.	2,047	55,146
Progressive Corp.	4,989	103,472
Prudential Financial, Inc.	6,299	343,359
Torchmark Corp.	445	22,851
Travelers Cos., Inc.	2,460	167,920
Unum Group	3,522	67,693
XL Group PLC	1,883	45,248
Total Insurance		3,872,530
Paper & Forest Products - 0.5%
Weyerhaeuser Co.	1,596	41,719
Real Estate Investment Trusts - 2.4%
American Tower Corp.	262	18,704
Apartment Investment & Management Co., Class A	277	7,199
AvalonBay Communities, Inc.	49	6,664
Boston Properties, Inc.	108	11,946
Equity Residential	241	13,865
HCP, Inc.	272	12,099
Health Care REIT, Inc.	193	11,146
Host Hotels & Resorts, Inc.	2,106	33,801
Kimco Realty Corp.	301	6,101
Plum Creek Timber Co., Inc.(a)	184	8,067
ProLogis, Inc.	379	13,276
Public Storage	85	11,829
Simon Property Group, Inc.	198	30,058
Ventas, Inc.	248	15,438
Vornado Realty Trust	233	18,885
Total Real Estate Investment Trusts		219,078
Real Estate Management & Development - 0.4%
Cbre Group, Inc., Class A*	2,211	40,705
Thrifts & Mortgage Finance - 0.2%
Hudson City Bancorp, Inc.	1,589	12,648
People's United Financial, Inc.	742	9,008
Total Thrifts & Mortgage Finance		21,656
Total Common Stocks
(Cost $9,957,458)		8,986,526
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–0.4%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.14% (b) (Cost $39,812)	39,812	39,812
Total Investments–100.4% (Cost $9,997,270)		9,026,338
Liabilities in Excess of Other Assets–(0.4)%		(38,951)
Net Assets–100.0%		$ 8,987,387

PLC – Public Limited Company

REIT - Real Estate Investment Trust

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $38,453; cash collateral of $39,812 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Rate shown represents annualized 7-day yield as of September 30, 2012.

The accompanying notes are an integral part of these financial documents 16

Schedule of Investments

RevenueShares ADR Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–98.4%
Automobiles & Components - 5.2%
Honda Motor Co. Ltd.(a)	15,120	$467,208
Magna International, Inc.	3,325	143,839
Toyota Motor Corp.(a)	13,149	1,032,328
Total Automobiles & Components		1,643,375
Banks - 12.5%
Banco Bilbao Vizcaya Argentaria SA(a)	17,202	133,316
Banco Bradesco SA(a)	26,090	419,266
Banco de Chile(a)	244	20,350
Banco Santander Chile(a)	316	23,144
Banco Santander SA(a)(b)	38,163	284,696
Bancolombia SA(a)	437	26,093
Bank of Montreal	1,663	98,184
Bank of Nova Scotia	2,304	126,305
Barclays PLC(a)	20,976	290,937
Canadian Imperial Bank of Commerce	1,070	83,663
Credicorp Ltd.	141	17,664
HSBC Holdings PLC(a)	8,675	403,041
Itau Unibanco Holding SA(a)	24,175	369,394
KB Financial Group, Inc.(a)	91	3,211
Lloyds Banking Group PLC* (a)	105,750	263,318
Mitsubishi UFJ Financial Group, Inc.(a)	58,017	269,779
Mizuho Financial Group, Inc.(a)	42,290	136,597
National Bank of Greece SA* (a)	14,921	35,810
Royal Bank of Canada	2,822	162,011
Royal Bank of Scotland Group PLC* (a)	29,580	246,106
Shinhan Financial Group Co., Ltd.(a)	109	7,318
Sumitomo Mitsui Financial Group, Inc.(a)	27,517	170,055
Toronto-Dominion Bank	1,724	143,678
Westpac Banking Corp.(a)(b)	1,718	220,471
Total Banks		3,954,407
Capital Goods - 3.0%
ABB Ltd.* (a)	9,881	184,775
Embraer SA(a)	1,173	31,225
Koninklijke Philips Electronics NV	6,372	149,423
Kubota Corp.(a)	1,146	57,896
Nidec Corp.(a)	2,308	42,444
Siemens AG(a)	4,944	495,142
Total Capital Goods		960,905
Consumer Durables & Apparel - 3.0%
Gildan Activewear, Inc.	283	8,965
Luxottica Group SpA(a)	1,221	43,053
Panasonic Corp.(a)	75,758	497,730
Sony Corp.(a)	34,383	402,281
Total Consumer Durables & Apparel		952,029
Consumer Services - 0.3%
Carnival PLC(a)	2,126	78,152
Intercontinental Hotels Group PLC* (a)	328	8,610
Tim Hortons, Inc.	284	14,776
Total Consumer Services		101,538
Diversified Financials - 3.6%
Credit Suisse Group AG(a)	10,009	211,690
Deutsche Bank AG(b)	8,009	317,557
ING Groep NV* (a)	38,904	306,953
Nomura Holdings, Inc.(a)	25,849	92,022
ORIX Corp.(a)	536	26,859
UBS AG*	16,527	201,299
Total Diversified Financials		1,156,380
Energy - 36.0%
BP PLC(a)	37,383	1,583,544

Investments	Shares	Value
Cameco Corp.	593	$11,534
Canadian Natural Resources Ltd.	2,311	71,156
Cenovus Energy, Inc.	2,379	82,908
China Petroleum & Chemical Corp.(a)	17,297	1,598,589
CNOOC Ltd.(a)	884	179,213
Ecopetrol SA(a)(b)	3,211	189,224
Enbridge, Inc.	2,741	106,981
Encana Corp.	1,561	34,217
Enerplus Corp.	328	5,448
ENI SpA(a)	17,355	760,843
Imperial Oil Ltd.	3,121	143,660
Nexen, Inc.	1,307	33,119
Penn West Petroleum Ltd.	974	13,870
PetroChina Co. Ltd.(a)	12,012	1,551,470
Petroleo Brasileiro SA, Class A(a)	32,222	711,140
Royal Dutch Shell PLC, Class A(a)	16,614	1,153,178
Royal Dutch Shell PLC, Class B(a)	16,112	1,148,786
Statoil ASA(a)	23,679	610,681
Suncor Energy, Inc.	5,911	194,176
Talisman Energy, Inc.	2,882	38,388
Tenaris SA(a)	1,254	51,126
Total SA(a)	22,458	1,125,146
TransCanada Corp.	911	41,450
Total Energy		11,439,847
Food & Staples Retailing - 0.7%
Cencosud SA(a)	4,592	84,263
Delhaize Group SA(a)	3,656	140,976
Total Food & Staples Retailing		225,239
Food, Beverage & Tobacco - 2.7%
Anheuser-Busch InBev NV(a)	2,236	192,094
BRF - Brasil Foods SA(a)	4,156	71,899
British American Tobacco PLC(a)	1,153	118,344
Diageo PLC(a)	723	81,504
Fomento Economico Mexicano SAB de CV(a)	904	83,150
Unilever NV	4,487	159,199
Unilever PLC(a)	4,376	159,811
Total Food, Beverage & Tobacco		866,001
Health Care Equipment & Services - 0.3%
Fresenius Medical Care AG & Co. KGaA(a)	887	65,106
Smith & Nephew PLC(a)	374	20,615
Total Health Care Equipment & Services		85,721
Insurance - 4.3%
Aegon NV, Class G	32,591	169,799
Aviva PLC(a)(b)	27,084	281,944
China Life Insurance Co. Ltd.(a)	6,259	271,453
Manulife Financial Corp.	19,196	231,120
Prudential PLC(a)	11,431	297,206
Sun Life Financial, Inc.	4,670	108,484
Total Insurance		1,360,006
Materials - 6.5%
Agnico-Eagle Mines Ltd.	180	9,338
Agrium, Inc.*	803	83,078
ArcelorMittal(b)	30,203	436,131
Barrick Gold Corp.	1,730	72,245
BHP Billiton Ltd.(a)	2,680	183,875
BHP Billiton PLC(a)	2,930	183,008
Cemex SAB de CV* (a)	9,016	75,103
Cia de Minas Buenaventura SA(a)	198	7,714
Cia Siderurgica Nacional SA(a)	7,946	44,736
CRH PLC(a)	6,235	119,712
Eldorado Gold Corp.	382	5,822
Gerdau SA(a)	10,626	101,053

The accompanying notes are an integral part of these financial documents 17

Schedule of Investments - continued

RevenueShares ADR Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
Goldcorp, Inc.	562	$25,768
IAMGOLD Corp.	527	8,332
Kinross Gold Corp.	1,967	20,083
POSCO(a)	2,045	166,749
Potash Corp. of Saskatchewan, Inc.	937	40,685
Randgold Resources Ltd.(a)	50	6,150
Rio Tinto PLC(a)	5,903	276,024
Silver Wheaton Corp.	98	3,892
Sociedad Quimica y Minera de Chile SA(a)	186	11,465
Southern Copper Corp.(b)	982	33,742
Syngenta AG(a)	919	68,787
Teck Resources Ltd., Class B	1,896	55,837
Yamana Gold, Inc.	571	10,912
Total Materials		2,050,241
Media - 0.8%
Grupo Televisa SAB(a)	1,076	25,297
Pearson PLC(a)	2,370	46,310
Shaw Communications, Inc., Class B	1,196	24,518
Thomson Reuters Corp.	2,305	66,522
WPP PLC(a)	1,155	78,690
Total Media		241,337
Pharmaceuticals, Biotechnology & Life Sciences - 3.1%
AstraZeneca PLC(a)	3,147	150,615
Elan Corp. PLC* (a)	537	5,757
GlaxoSmithKline PLC(a)	4,534	209,652
Novartis AG(a)	4,620	283,021
Novo Nordisk A/S(a)	404	63,755
QIAGEN NV*(b)	325	6,016
Sanofi(a)	5,134	221,070
Shire PLC(a)	258	22,885
Valeant Pharmaceuticals International, Inc.*	261	14,426
Total Pharmaceuticals, Biotechnology & Life Sciences		977,197
Real Estate - 0.3%
Brookfield Asset Management, Inc., Class A	2,652	91,521
Semiconductors & Semiconductor Equipment - 0.6%
Advantest Corp.(a)	500	6,465
ARM Holdings PLC(a)	149	4,169
ASML Holding NV, Class G	629	33,765
STMicroelectronics NV, Class Y	7,615	41,121
Taiwan Semiconductor Manufacturing Co. Ltd.(a)	4,661	73,737
United Microelectronics Corp.(a)	8,006	16,412
Total Semiconductors & Semiconductor Equipment		175,669
Software & Services - 0.3%
SAP AG(a)(b)	1,398	99,719
Technology Hardware & Equipment - 2.7%
Alcatel-Lucent* (a)	85,811	94,392
Canon, Inc.(a)	6,817	218,212
Kyocera Corp.(a)	871	75,333
Nokia OYJ(a)(b)	83,883	215,579
Research In Motion Ltd.*(b)	13,881	104,108
Telefonaktiebolaget LM Ericsson(a)	17,731	161,884
Total Technology Hardware & Equipment		869,508
Telecommunication Services - 10.3%
America Movil SAB de CV, Series R(a)	10,680	271,699
BCE, Inc.	2,209	97,063
BT Group PLC(a)	4,053	150,772
China Mobile Ltd.(a)	7,600	420,736

Investments	Shares	Value
Chunghwa Telecom Co. Ltd.(a)	1,004	$31,877
France Telecom SA(a)	23,379	285,691
Nippon Telegraph & Telephone Corp.(a)	26,196	621,107
NTT DoCoMo, Inc.(a)	15,551	251,304
Oi SA(a)	10,170	40,883
Portugal Telecom SGPS SA(a)(b)	8,285	41,094
Rogers Communications, Inc., Class B	1,504	60,762
Telecom Italia SpA(a)	19,338	194,154
Telefonica SA(a)	29,993	398,307
TELUS Corp., Class A	828	51,775
Vodafone Group PLC(a)	12,796	364,622
Total Telecommunication Services		3,281,846
Transportation - 0.4%
Canadian National Railway Co.	526	46,409
Canadian Pacific Railway Ltd.	322	26,690
Lan Airlines SA(a)(b)	1,145	28,946
Ryanair Holdings PLC* (a)	875	28,219
Total Transportation		130,264
Utilities - 1.8%
Centrais Eletricas Brasileiras SA, Class C(a)	17,180	101,877
Cia Energetica de Minas Gerais(a)	3,796	46,008
CPFL Energia SA(a)	1,677	36,743
Empresa Nacional de Electricidad SA(a)	495	23,740
Enersis SA(a)	3,917	64,200
National Grid PLC(a)	2,001	110,775
TransAlta Corp.	793	12,117
Veolia Environnement SA(a)(b)	16,549	179,060
Total Utilities		574,520
Total Common Stocks
(Cost $34,729,071)		31,237,270
PREFERRED STOCKS–1.2%
Food, Beverage & Tobacco - 0.3%
Cia de Bebidas das Americas (a)	2,059	78,798
Materials - 0.8%
Vale SA, Class B (a)	15,424	267,761
Utilities - 0.1%
Cia Paranaense de Energia-Copel Preference B (a)(b)	1,371	22,512
Total Preferred Stocks
(Cost $495,743)		369,071
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–5.3%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.14% (c) (Cost $1,687,388)	1,687,388	1,687,388
Total Investments–104.9% (Cost $36,912,202)		33,293,729
Liabilities in Excess of Other Assets–(4.9)%		(1,561,351)
Net Assets–100.0%		$ 31,732,378

PLC -	Public Limited Company
*	Non-income producing security
(a)	American Depositary Receipt
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,602,166; cash collateral of $1,687,388 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

The accompanying notes are an integral part of these financial documents 18

Schedule of Investments - continued

RevenueShares ADR Fund
September 30, 2012 (Unaudited)

Country	Value	% of Net Assets
Australia	$404,346	1.3%
Belgium	333,070	1.0
Brazil	2,343,295	7.4
Canada	2,763,313	8.7
Chile	256,108	0.8
China	1,822,923	5.7
Colombia	215,317	0.7
Denmark	63,755	0.2
Finland	215,579	0.7
France	1,905,359	6.0
Germany	977,524	3.1
Greece	35,810	0.1
Hong Kong	2,198,538	6.9
Ireland	176,573	0.6
Italy	998,050	3.1
Japan	4,367,620	13.8
Jersey Islands	84,840	0.3
Luxembourg	487,257	1.5
Mexico	455,249	1.4
Netherlands	3,127,119	9.9
Norway	610,681	1.9
Peru	25,378	0.1
Portugal	41,094	0.1
South Korea	177,278	0.6
Spain	816,319	2.6
Sweden	161,884	0.5
Switzerland	990,693	3.1
Taiwan	122,026	0.4
United Kingdom	5,329,079	16.8
United States	1,787,652	5.6
Total Investments	33,293,729	104.9
Liabilities in Excess of Other Assets	(1,561,351)	(4.9)
Net Assets	$31,732,378	100.0%

The accompanying notes are an integral part of these financial documents 19

Schedule of Investments

RevenueShares Navellier Overall A-100 Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–100.0%
Banks - 2.3%
Access National Corp.	737	$10,068
Bank of The Ozarks, Inc.(a)	598	20,613
BofI Holding, Inc.*	234	6,096
Farmers Capital Bank Corp.*	512	5,376
Fidelity Southern Corp.	694	6,565
First M&F Corp.	720	5,342
First Merchants Corp.	532	7,985
Great Southern Bancorp, Inc.	244	7,542
Heartland Financial USA, Inc.	1,379	37,605
Horizon Bancorp	395	11,289
Monarch Financial Holdings, Inc.	1,314	12,733
Peoples Bancorp, Inc.	632	14,467
Provident Financial Holdings, Inc.	376	5,343
Southern National Bancorp of Virginia, Inc.	510	4,080
Texas Capital Bancshares, Inc.*	654	32,510
Total Banks		187,614
Capital Goods - 2.7%
DXP Enterprises, Inc.*	423	20,207
Edac Technologies Corp.*	1,215	17,168
GenCorp, Inc.*	2,337	22,178
Generac Holdings, Inc.	1,167	26,713
Patrick Industries, Inc.*	746	11,540
Sypris Solutions, Inc.	7,183	51,287
Transdigm Group, Inc.*	474	67,246
Total Capital Goods		216,339
Commercial & Professional Services - 0.8%
Hudson Technologies, Inc.*	1,545	5,609
Verisk Analytics, Inc., Class A*	1,166	55,513
Total Commercial & Professional Services		61,122
Consumer Durables & Apparel - 4.0%
Arctic Cat, Inc.*	432	17,911
D.R. Horton, Inc.	4,271	88,153
LeapFrog Enterprises, Inc., Class A*	6,025	54,345
Lennar Corp., Class A	2,127	73,956
Smith & Wesson Holding Corp.*	2,152	23,694
Sturm Ruger & Co., Inc.	591	29,249
Toll Brothers, Inc.*	1,150	38,214
Total Consumer Durables & Apparel		325,522
Consumer Services - 1.9%
Cedar Fair LP	1,726	57,769
Multimedia Games Holding Co., Inc.*	1,320	20,763
Papa John's International, Inc.*	1,182	63,131
Shuffle Master, Inc.*	807	12,759
Total Consumer Services		154,422
Diversified Financials - 0.8%
Main Street Capital Corp.(a)	604	17,824
Ocwen Financial Corp., Class A*(a)	1,634	44,788
Total Diversified Financials		62,612
Energy - 3.1%
Ecopetrol SA(a)(b)	4,285	252,515
Food & Staples Retailing - 2.9%
Susser Holdings Corp.*	6,459	233,622
Food, Beverage & Tobacco - 11.8%
B&G Foods, Inc., Class A	504	15,276
British American Tobacco PLC(b)	5,415	555,796
Diageo PLC(b)	3,151	355,212

Investments	Shares	Value
Hain Celestial Group, Inc. (The)*	501	$31,563
Total Food, Beverage & Tobacco		957,847
Health Care Equipment & Services - 0.6%
Anika Therapeutics, Inc.*	314	4,717
Healthstream, Inc.*	711	20,235
Mediware Information Systems*	965	21,143
Total Health Care Equipment & Services		46,095
Household & Personal Products - 1.1%
USANA Health Sciences, Inc.*(a)	1,928	89,594
Insurance - 15.3%
Allied World Assurance Co. Holdings AG	2,953	228,119
Allstate Corp. (The)	14,364	568,958
Eastern Insurance Holdings, Inc.	1,109	18,598
Homeowners Choice, Inc.(a)	895	21,032
ProAssurance Corp.	207	18,721
Stewart Information Services Corp.	1,923	38,729
Validus Holdings Ltd.	1,291	43,778
White Mountains Insurance Group Ltd.	593	304,411
Total Insurance		1,242,346
Materials - 1.7%
AEP Industries, Inc.*	445	26,963
American Vanguard Corp.	757	26,344
Arabian American Development Co.*	1,607	15,732
H.B. Fuller Co.	896	27,489
Terra Nitrogen Co. LP	206	44,496
Total Materials		141,024
Media - 2.0%
Madison Square Garden Co. (The), Class A*	4,024	162,046
Pharmaceuticals, Biotechnology & Life Sciences - 8.3%
Alexion Pharmaceuticals, Inc.*	454	51,938
Amgen, Inc.	4,120	347,398
Biogen IDEC, Inc.*	1,325	197,730
Cambrex Corp.*	3,990	46,803
Spectrum Pharmaceuticals, Inc.*(a)	1,035	12,109
Taro Pharmaceutical Industries Ltd.*	324	14,804
Total Pharmaceuticals, Biotechnology & Life Sciences		670,782
Real Estate - 0.4%
Altisource Portfolio Solutions SA*	396	34,155
Real Estate Investment Trusts - 0.7%
Extra Space Storage, Inc.	1,587	52,768
Retailing - 20.2%
America's Car-Mart, Inc.*	604	27,464
Asbury Automotive Group, Inc.*	20,208	564,814
Cabela's, Inc.*	1,184	64,741
Dillard's, Inc., Class A	982	71,018
Dollar General Corp.*	6,350	327,279
Expedia, Inc.	1,373	79,414
Lithia Motors, Inc., Class A	3,586	119,450
Lumber Liquidators Holdings, Inc.*	374	18,954
Sally Beauty Holdings, Inc.*	5,503	138,070
Select Comfort Corp.*	1,928	60,829
Tractor Supply Co.	1,698	167,915
Total Retailing		1,639,948
Semiconductors & Semiconductor Equipment - 0.1%
Mellanox Technologies Ltd.*	106	10,762

The accompanying notes are an integral part of these financial documents 20

Schedule of Investments - continued

RevenueShares Navellier Overall A-100 Fund
September 30, 2012 (Unaudited)

Investments	Shares	Value
Software & Services - 4.9%
Alliance Data Systems Corp.*(a)	931	$132,155
AOL, Inc.*	1,407	49,569
Blucora, Inc.*	1,038	18,487
CSG Systems International, Inc.*	826	18,577
Datawatch Corp.*	191	3,872
Ellie Mae, Inc.*	182	4,956
Fair Isaac Corp.	760	33,638
Fleetcor Technologies, Inc.*	355	15,904
Global Cash Access Holdings, Inc.*	1,910	15,375
Liquidity Services, Inc.*(a)	697	34,996
Manhattan Associates, Inc.*	470	26,917
Solarwinds, Inc.*	552	30,768
Top Image Systems Ltd.*	971	3,709
Ultimate Software Group, Inc.*	95	9,700
Total Software & Services		398,623
Technology Hardware & Equipment - 8.8%
Apple, Inc.	839	559,831
CalAmp Corp.*	769	6,314
Key Tronic Corp.*	4,919	48,796
Seagate Technology PLC	3,194	99,014
Total Technology Hardware & Equipment		713,955
Utilities - 5.6%
Huaneng Power International, Inc.(b)	15,293	457,719
Total Common Stocks
(Cost $7,255,824)		8,111,432
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED–6.8%
Dreyfus Institutional Preferred Money Market Fund - Prime Shares, 0.14% (c) (Cost $553,421)	553,421	553,421
Total Investments–106.8% (Cost $7,809,245)		8,664,853
Liabilities in Excess of Other Assets–(6.8)%		(553,131)
Net Assets–100.0%		$ 8,111,722

*	Non-income producing security
(a)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $544,497; cash collateral of $553,421 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	American Depositary Receipt
(c)	Rate shown represents annualized 7-day yield as of September 30, 2012.

The accompanying notes are an integral part of these financial documents 21

NOTES TO SCHEDULES OF INVESTMENTS (Unaudited)

1. ORGANIZATION

The RevenueShares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on December 15, 2006 and has authorized capital of unlimited shares. The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “Act”), which is currently comprised of six active funds (collectively, the “Funds” and each individually a “Fund”). The RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund are diversified funds under the Act, the RevenueShares Financials Sector Fund, RevenueShares ADR Fund and RevenueShares Navellier Overall A-100 Fund are not diversified. Operations commenced on February 22, 2008 for the RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund and RevenueShares Small Cap Fund, November 10, 2008 for the RevenueShares Financials Sector Fund, November 18, 2008 for the RevenueShares ADR Fund and January 21, 2009 for the RevenueShares Navellier Overall A-100 Fund.

The objective of the Funds, (RevenueShares Large Cap Fund, RevenueShares Mid Cap Fund, RevenueShares Small Cap Fund, RevenueShares Financials Sector Fund, RevenueShares ADR Fund, and RevenueShares Navellier Overall A-100 Fund) is to outperform the total return performance of the Fund’s corresponding benchmark (Standard & Poor’s (“S&P”) 500 Index, S&P MidCap 400 Index, S&P SmallCap 600 Index, S&P 500 Financials Index, S&P ADR Index, and the Navellier Overall A-100 Index, respectively).

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with accounting principles generally accepted in the United States, which require management to make estimates and assumptions that affect the reported amount of assets and liabilities, the disclosure of contingent liabilities at the date of the financial statements, and the reported amount of increase and decrease in net assets from operations during the fiscal period. Actual amounts could differ from these estimates. The following summarizes the significant accounting policies of the Funds:

Investment Valuation — Security holdings traded on a national securities exchange are valued based on their last sale price. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities regularly traded in an over the counter market are valued at the latest quoted sale price in such market or in the case of the NASDAQ, at the NASDAQ Official Closing Price. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith and in accordance with procedures adopted by the Trust’s Board of Trustees (the “Board”).

The Net Asset Value (“NAV”) per share of each Fund is computed by dividing the value of the net assets of each Fund by the total number of outstanding shares of that Fund, rounded to the nearest cent. The Bank of New York Mellon Corp. calculates each Fund’s NAV at the close of the regular trading session on the NYSE, ordinarily 4:00 p.m., Eastern Time on each day that such exchange is open.

Investment Transactions — Investment transactions are accounted for on the trade date for financial reporting purposes. Realized gains and losses on sales of investment securities are calculated using the identified cost method.

Securities Lending — Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and /or high grade debt obligations, equivalent to at least 100% of the market value of securities loaned, is maintained at all times. The collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Lending portfolio securities could result in a loss or delay in recovering the Fund’s securities if the borrower defaults.

The value of loaned securities and related collateral outstanding at September 30, 2012 are shown in the Schedules of Investments. Therefore the value of the collateral held may be temporarily less than that required under the lending contract. As of September 30, 2012, the collateral consisted of an institutional money market fund.

3. FAIR VALUE MEASUREMENT

The authoritative guidance for fair value measurements and disclosures, Accounting Standards CodificationTM Topic 820, establishes an authoritative framework for the measurement of fair value, and enhances disclosures about fair value measurements. Furthermore, Topic 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. The Funds utilized various inputs in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, the intrinsic value of securities such as rights, warrants or options, etc.)

22

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes inputs used as of September 30, 2012 in valuing the Funds’ assets carried at fair value:

				Other
	Quoted Prices in			Significant	Significant
	Active Markets (Level 1)			Observable	Observable
Fund	Common Stock	Preferred Stock	Money Market Funds	Inputs (Level 2)	Inputs (Level 3)	Total
RevenueShares Large Cap Fund	$ 158,989,523	$ -	$ 5,711,672	$ -	$ -	$164,701,195
RevenueShares Mid Cap Fund	109,788,017	-	13,289,280	-	-	123,077,297
RevenueShares Small Cap Fund	120,294,860	-	13,602,226	-	-	133,897,086
RevenueShares Financials Sector Fund	8,986,526	-	39,812	-	-	9,026,338
RevenueShares ADR Fund	31,237,270	369,071	1,687,388	-	-	33,293,729
RevenueShares Navellier Overall A-100 Fund	8,111,432	-	553,421	-	-	8,664,853

At September 30, 2012, the Funds did not hold any Level 3 securities. Please refer to each Fund’s Schedule of Investments to view equity securities segregated by industry type.

The Funds’ policy is to disclose significant transfers between Levels based on valuations at the beginning of the reporting period. There were no significant transfers between Level 1, 2, or 3 as of September 30, 2012, based on the valuation input Levels assigned to securities on June 30, 2012.

4. FEDERAL INCOME TAX

At September 30, 2012, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially the same for book purposes, as indicated below:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
RevenueShares Large Cap Fund	$ 139,739,284	29,749,979	(4,788,068)	$ 24,961,911
RevenueShares Mid Cap Fund	110,595,459	19,735,220	(7,253,382)	12,481,838
RevenueShares Small Cap Fund	116,654,113	23,117,690	(5,874,717)	17,242,973
RevenueShares Financials Sector Fund	9,997,270	478,334	(1,449,266)	(970,932)
RevenueShares ADR Fund	36,912,202	1,806,887	(5,425,360)	(3,618,473)
RevenueShares Navellier Overall A-100 Fund	7,809,245	875,941	(20,333)	855,608

5. ADDITIONAL INFORMATION

The Schedules of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Funds’ audited annual report. This report includes additional information about the Funds.

6. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in this report through the date the report was issued. Management has determined that there were no material events that would require disclosure in this report through this date.

23

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive and Principal Financial Officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)) is attached hereto.
24

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RevenueShares ETF Trust

By:	/s/ Vincent T. Lowry Vincent T. Lowry Principal Executive Officer

Date:	November 28, 2012

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Vincent T. Lowry Vincent T. Lowry Principal Executive Officer

Date:	November 28, 2012

By:	/s/ Michael Gompers Michael Gompers Chief Financial Officer

Date:	November 28, 2012